SEMI-ANNUAL REPORT





                                             September 30, 2002 (Unaudited)
     ----------------------------------------------------------------------

     [LOGO]TOUCHSTONE
           INVESTMENTS

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          International Equity Fund

          Emerging Growth Fund

          Growth Opportunities Fund

          Large Cap Growth Fund

          Enhanced 30 Fund

          Value Plus Fund



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      RESEARCH    o    DESIGN    o    SELECT    o    MONITOR
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                         Capital Appreciation o Income.
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

TABLE OF CONTENTS
================================================================================

                                                                            Page
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Letter from the President                                                      3
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Statements of Assets and Liabilities                                         4-7
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Statements of Operations                                                     8-9
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Statements of Changes in Net Assets                                        10-12
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Financial Highlights                                                       13-30
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Notes to Financial Statements                                              31-46
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Portfolios of Investments:
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     International Equity Fund                                             47-49
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     Emerging Growth Fund                                                  50-53
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     Growth Opportunities Fund                                             54-55
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     Large Cap Growth Fund                                                 56-57
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     Enhanced 30 Fund                                                      58-59
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     Value Plus Fund                                                       60-62
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                                       2

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

We are pleased to provide you with the Touchstone Strategic Trust Semi-Annual Report for the six months ended September 30, 2002. This update includes investment activity and performance for Touchstone International Equity Fund, Touchstone Emerging Growth Fund, Touchstone Growth Opportunties Fund, Touchstone Large Cap Growth Fund, Touchstone Enhanced 30 Fund, and Touchstone Value Plus Fund. These six Funds are part of the Touchstone Family of Funds, which consists of an array of mutual funds offered to meet a variety of investment goals. Please note that Touchstone Advisors has modified the names of several funds to identify their investment strategies more clearly. You will also note that, as part of our ongoing review of our funds, Touchstone decided to eliminate the Touchstone Aggressive Growth Fund from our offering this past July.

The past six months challenged investors. The deepening bear market that began in March 2000 now rates as one of the most devastating of the post-war period. Both the S&P 500 Index and the NASDAQ Composite were down significantly for the six-month period ended September 30, 2002; the S&P 500 Index fell 28.36%, while the NASDAQ declined 35.90%. Ongoing concerns over accounting scandals, profit woes and terrorism fostered equity market volatility and eroded consumer confidence, clouding the near-term investment environment. This environment has significantly altered the valuation of the stock market, increasing the risk-reward profile as relative stock valuations have become more attractive.

The good news is that the market is adjusting to a more realistic measure of corporate profits. Better news may be that market sentiment has become decidedly pessimistic - a necessary catalyst to end a bear market! Investors' attitudes today are the inverse of what they were at the 2000 market peak. A pessimistic, even fearful mood pervades the stock market, yet valuations seem to reflect many of the negatives. Potential catalysts could generate a bullish market outlook, but the timing is unclear. In the meantime, we continue to diligently research those stocks that may benefit from an eventual return to a more bullish environment.

Having time-tested managers who bring resources, experience and expertise to bear on your behalf are a considerable advantage in weathering the current climate. That is why, to assist you in attaining your objectives, we strive to provide outstanding long-term professional investment management. We are committed to a consistent and continual review process to assure that the funds we offer are meeting shareholder needs.

It is important to keep the current environment in perspective, and to consider the long-term composition and performance of your portfolio. As you do so, focus on the fundamentals: maintaining a diverse portfolio; investing regularly; and achieving your individual financial goals.

We remain steadfast and focused on positioning our Funds for success. We endeavor to offer a disciplined approach to investment management that is well suited to helping you attain your goals. Thank you for your confidence in the Touchstone Family of Funds and the opportunity to work on your behalf.

Best regards,

/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Strategic Trust

Touchstone mutual funds are distributed by Touchstone Securities, Inc., a member of NASD and SIPC.

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 (UNAUDITED)

=============================================================================================================================
                                                                             INTERNATIONAL       EMERGING          GROWTH
                                                                                 EQUITY           GROWTH       OPPORTUNITIES
                                                                                  FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At cost ...............................................................   $   9,778,015    $ 282,052,321    $ 180,477,890
                                                                             ===============================================
   At market value .......................................................   $   7,888,445    $ 218,305,510    $ 110,571,922
Cash .....................................................................       1,182,999       22,265,473            2,265
Foreign currency (Cost $1,364, -, -) .....................................           1,364               --               --
Dividends and interest receivable ........................................          27,812           59,434           28,438
Receivable for capital shares sold .......................................         683,659        1,847,118          140,879
Receivable for securities sold ...........................................         131,928        5,600,529               --
Receivable from affiliates ...............................................          14,667               --               --
Foreign tax reclaims .....................................................          13,098               --               --
Other assets .............................................................          23,128          126,497           60,969
                                                                             -----------------------------------------------
TOTAL ASSETS .............................................................       9,967,100      248,204,561      110,804,473
                                                                             -----------------------------------------------

LIABILITIES
Payable for securities purchased .........................................       1,335,423        9,856,570               --
Payable for capital shares redeemed ......................................         589,662        1,016,697          498,744
Payable to affiliates ....................................................              --          172,781          118,073
Net unrealized depreciation on forward foreign currency exchange contracts             150               --               --
Other accrued expenses and liabilities ...................................          26,972          115,614          152,138
                                                                             -----------------------------------------------
TOTAL LIABILITIES ........................................................       1,952,207       11,161,662          768,955
                                                                             -----------------------------------------------

NET ASSETS ...............................................................   $   8,014,893    $ 237,042,899    $ 110,035,518
                                                                             ===============================================

NET ASSETS CONSIST OF:
Paid-in capital ..........................................................   $  14,994,568    $ 318,310,398    $ 225,877,696
Accumulated net investment income (loss) .................................          49,043       (1,830,777)      (1,070,240)
Accumulated net realized losses from security transactions ...............      (5,139,148)     (15,689,911)     (44,865,970)
Net unrealized depreciation on investments ...............................      (1,889,570)     (63,746,811)     (69,905,968)
                                                                             -----------------------------------------------

NET ASSETS ...............................................................   $   8,014,893    $ 237,042,899    $ 110,035,518
                                                                             ===============================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ................................   $   5,639,128    $ 136,564,535    $  84,659,508
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...................................       1,140,100       10,099,692        7,250,635
                                                                             ===============================================
Net asset value and redemption price per share ...........................   $        4.95    $       13.52    $       11.68
                                                                             ===============================================
Maximum offering price per share .........................................   $        5.25    $       14.34    $       12.39
                                                                             ===============================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ................................   $     127,462    $  20,655,403    $   2,344,844
                                                                             ===============================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...................................          27,381        1,692,999          209,614
                                                                             ===============================================
Net asset value, offering price and redemption price per share* ..........   $        4.66    $       12.20    $       11.19
                                                                             ===============================================

*    Redemption price per share varies by length of time shares held.

                                       4

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
=============================================================================================================================
                                                                             INTERNATIONAL       EMERGING          GROWTH
                                                                                 EQUITY           GROWTH       OPPORTUNITIES
                                                                                  FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ................................   $   2,248,303    $  79,822,961    $  23,031,166
                                                                             ===============================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...................................         483,879        6,536,281        2,053,425
                                                                             ===============================================
Net asset value, offering price and redemption price per share* ..........   $        4.65    $       12.21    $       11.22
                                                                             ===============================================

*    Redemption price per share varies by length of time shares held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 (UNAUDITED)

=============================================================================================================================
                                                                               LARGE CAP       ENHANCED 30       VALUE PLUS
                                                                              GROWTH FUND          FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At cost ...............................................................   $  48,364,778    $  10,468,369    $  75,375,831
                                                                             ===============================================
   At market value .......................................................   $  37,219,859    $   7,479,685    $  54,704,525
Cash .....................................................................           3,696               --        3,185,990
Dividends and interest receivable ........................................          15,610           19,746           61,245
Receivable for capital shares sold .......................................           2,220            5,671           11,894
Receivable for securities sold ...........................................       1,180,913          217,992               --
Receivable from affiliates ...............................................              --           15,271               --
Other assets .............................................................          23,718           16,664           23,838
                                                                             -----------------------------------------------
TOTAL ASSETS .............................................................      38,446,016        7,755,029       57,987,492
                                                                             -----------------------------------------------

LIABILITIES
Dividends Payable ........................................................              --              260               --
Payable for securities purchased .........................................         779,055          254,212               --
Payable for capital shares redeemed ......................................          16,663          232,930          162,295
Payable to affiliates ....................................................          33,941               --           44,551
Other accrued expenses and liabilities ...................................          59,277           25,196           47,505
                                                                             -----------------------------------------------
TOTAL LIABILITIES ........................................................         888,936          512,598          254,351
                                                                             -----------------------------------------------

NET ASSETS ...............................................................   $  37,557,080    $   7,242,431    $  57,733,141
                                                                             ===============================================

NET ASSETS CONSIST OF:
Paid-in capital ..........................................................   $  79,028,910    $  10,772,965    $  84,964,213
Accumulated net investment income (loss) .................................        (234,719)              --          146,379
Accumulated net realized losses from security transactions ...............     (30,092,192)        (541,850)      (6,706,145)
Net unrealized depreciation on investments ...............................     (11,144,919)      (2,988,684)     (20,671,306)
                                                                             -----------------------------------------------

NET ASSETS ...............................................................   $  37,557,080    $   7,242,431    $  57,733,141
                                                                             ===============================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ................................   $  36,505,220    $   5,718,413    $  55,767,641
                                                                             ===============================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...................................       4,638,241          900,854        7,689,708
                                                                             ===============================================
Net asset value and redemption price per share ...........................   $        7.87    $        6.35    $        7.25
                                                                             ===============================================
Maximum offering price per share .........................................   $        8.35    $        6.74    $        7.69
                                                                             ===============================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ................................   $      52,321    $     846,682    $     310,981
                                                                             ===============================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...................................           7,011          133,877           44,357
                                                                             ===============================================
Net asset value, offering price and redemption price per share* ..........   $        7.46    $        6.32    $        7.01
                                                                             ===============================================

* Redemption price per share varies by length of time shares held.

                                       6

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
=============================================================================================================================
                                                                               LARGE CAP       ENHANCED 30       VALUE PLUS
                                                                              GROWTH FUND          FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ................................   $     999,539    $     677,336    $   1,654,519
                                                                             ===============================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...................................         134,402          106,511          235,962
                                                                             ===============================================
Net asset value, offering price and redemption price per share* ..........   $        7.44    $        6.36    $        7.01
                                                                             ===============================================

*    Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

====================================================================================================================
                                                                    INTERNATIONAL       EMERGING          GROWTH
                                                                        EQUITY           GROWTH       OPPORTUNITIES
                                                                         FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends(A) ....................................................   $     128,287    $     491,064    $     253,954
Interest ........................................................           2,093          100,735           15,270
                                                                    -----------------------------------------------
TOTAL INVESTMENT INCOME .........................................         130,380          591,799          269,224
                                                                    -----------------------------------------------

EXPENSES
Investment advisory fees ........................................          41,109        1,083,858          591,244
Distribution expenses, Class A ..................................           7,112          208,593          119,557
Distribution expenses, Class B ..................................             624          102,148           14,286
Distribution expenses, Class C ..................................          14,202          418,301          152,537
Transfer agent fees, Class A ....................................          15,769          111,130          114,595
Transfer agent fees, Class B ....................................           6,000           21,254            6,000
Transfer agent fees, Class C ....................................           6,000           56,511           61,957
Sponsor fees ....................................................           8,655          270,967               --
Postage and supplies ............................................          13,496          103,494          148,382
Custodian fees ..................................................          68,450           51,360           11,563
Accounting services fees ........................................          29,079           36,080           30,000
Administration fees .............................................           2,569           79,564           10,974
Reports to shareholders .........................................           5,623           23,634           30,442
Registration fees, Class A ......................................           4,374           10,501            8,397
Registration fees, Class B ......................................           3,389              940            5,327
Registration fees, Class C ......................................           3,351            1,316            6,890
Professional fees ...............................................           5,394            9,521           11,421
Interest expense ................................................              --               --            6,943
Trustees' fees and expenses .....................................           2,205            1,343            3,158
Other expenses ..................................................             720            1,838            5,791
                                                                    -----------------------------------------------
TOTAL EXPENSES ..................................................         238,121        2,592,353        1,339,464
Sponsor fees waived .............................................          (8,655)        (147,881)              --
Fees waived and/or expenses reimbursed by the Adviser ...........        (149,193)         (21,896)              --
                                                                    -----------------------------------------------
NET EXPENSES ....................................................          80,273        2,422,576        1,339,464
                                                                    -----------------------------------------------

NET INVESTMENT INCOME (LOSS) ....................................          50,107       (1,830,777)      (1,070,240)
                                                                    -----------------------------------------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from:
   Security transactions ........................................        (323,116)     (19,484,099)      (8,341,343)
   Foreign currency transactions ................................         (68,671)              --               --
Net change in unrealized appreciation/depreciation on investments      (2,095,070)     (83,112,261)     (50,219,506)
                                                                    -----------------------------------------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ...............      (2,486,857)    (102,596,360)     (58,560,849)
                                                                    -----------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ......................   $  (2,436,750)   $(104,427,137)   $ (59,631,089)
                                                                    ===============================================

(A) Net of foreign tax withholding of: ..........................          16,291               --               --

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

====================================================================================================================
                                                                      LARGE CAP       ENHANCED 30       VALUE PLUS
                                                                     GROWTH FUND          FUND             FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends(A) ....................................................   $     125,586    $      77,926    $     596,067
Interest ........................................................          10,325            1,105           18,225
                                                                    -----------------------------------------------
TOTAL INVESTMENT INCOME .........................................         135,911           79,031          614,292
                                                                    -----------------------------------------------

EXPENSES
Investment advisory fees ........................................         194,472           27,284          276,761
Distribution expenses, Class A ..................................          63,086            8,372           89,271
Distribution expenses, Class B ..................................             210            4,404            1,271
Distribution expenses, Class C ..................................           6,742            4,085           10,658
Sponsor fees ....................................................              --            8,395           73,804
Accounting services fees ........................................          25,500           24,000           28,848
Transfer agent fees, Class A ....................................          16,521            6,000           19,707
Transfer agent fees, Class B ....................................           6,000            6,000            6,000
Transfer agent fees, Class C ....................................           6,000            6,000            6,000
Registration fees, Class A ......................................           5,433            8,312            2,339
Registration fees, Class B ......................................           7,892            7,012            2,057
Registration fees, Class C ......................................           5,559            6,976            2,091
Custodian fees ..................................................           7,260            1,583           34,610
Postage and supplies ............................................          12,373            8,261           13,417
Reports to shareholders .........................................          14,520           10,606            4,550
Administration fees .............................................           3,843              724           22,273
Professional fees ...............................................          11,424            4,298            5,986
Trustees' fees and expenses .....................................           2,662            2,874            2,262
Other expenses ..................................................           4,071              130            2,595
                                                                    -----------------------------------------------
TOTAL EXPENSES ..................................................         393,568          145,316          604,500
Sponsor fees waived .............................................              --           (8,395)         (73,804)
Fees waived and/or expenses reimbursed by the Adviser ...........         (22,938)         (88,627)         (43,362)
                                                                    -----------------------------------------------
NET EXPENSES ....................................................         370,630           48,294          487,334
                                                                    -----------------------------------------------

NET INVESTMENT INCOME (LOSS) ....................................        (234,719)          30,737          126,958
                                                                    -----------------------------------------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions ..................     (12,824,074)        (417,591)      (5,975,462)
Net change in unrealized appreciation/depreciation on investments      (9,856,077)      (2,648,832)     (20,378,611)
                                                                    -----------------------------------------------

NET REALIZED AND UNREALIZED
   LOSSES ON INVESTMENTS ........................................     (22,680,151)      (3,066,423)     (26,354,073)
                                                                    -----------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS ......................   $ (22,914,870)   $  (3,035,686)   $ (26,227,115)
                                                                    ===============================================

(A) Net of foreign tax witholding of: ...........................              --               --            1,538

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================================================================
                                                                      INTERNATIONAL EQUITY FUND           EMERGING GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS                        SIX MONTHS
                                                                       ENDED            YEAR             ENDED            YEAR
                                                                     SEPT. 30,          ENDED          SEPT. 30,          ENDED
                                                                       2002           MARCH 31,          2002           MARCH 31,
                                                                    (UNAUDITED)        2002(A)        (UNAUDITED)        2002(A)
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) ....................................  $      50,107    $     (20,057)   $  (1,830,777)   $  (1,229,700)
Net realized gains (losses) from:
   Security transactions ........................................       (323,116)      (3,653,718)     (19,484,099)       5,583,145
   Foreign currency transactions ................................        (68,671)         (26,347)              --               --
Net change in unrealized appreciation/depreciation on investments     (2,095,070)       2,406,884      (83,112,261)      17,058,208
                                                                   ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ...........     (2,436,750)      (1,293,238)    (104,427,137)      21,411,653
                                                                   ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on security transactions, Class A .......             --               --               --         (303,424)
From net realized gains on security transactions, Class B .......             --               --               --          (18,037)
From net realized gains on security transactions, Class C .......             --               --               --         (100,358)
                                                                   ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
   TO SHAREHOLDERS ..............................................             --               --               --         (421,819)
                                                                   ----------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .......................................     29,747,268      126,016,504       90,671,346      173,722,394
Reinvested distributions ........................................             --               --               --          286,307
Payments for shares redeemed ....................................    (28,542,403)    (125,907,603)     (62,740,220)     (38,260,138)
                                                                   ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A
   SHARE TRANSACTIONS ...........................................      1,204,865          108,901       27,931,126      135,748,563
                                                                   ----------------------------------------------------------------
CLASS B
Proceeds from shares sold .......................................         51,651          122,429       15,556,405       14,516,980
Reinvested distributions ........................................             --               --               --           17,429
Payments for shares redeemed ....................................           (337)          (1,045)      (1,639,159)        (189,075)
                                                                   ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
   SHARE TRANSACTIONS ...........................................         51,314          121,384       13,917,246       14,345,334
                                                                   ----------------------------------------------------------------
CLASS C
Proceeds from shares sold .......................................         33,728        1,111,996       55,765,121       57,759,001
Reinvested distributions ........................................             --               --               --           94,746
Payments for shares redeemed ....................................        (61,514)      (2,197,900)      (8,606,785)      (3,215,461)
                                                                   ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS C
   SHARE TRANSACTIONS ...........................................        (27,786)      (1,085,904)      47,158,336       54,638,286
                                                                   ----------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........................     (1,208,357)      (2,148,857)     (15,420,429)     225,722,017
                                                                   ----------------------------------------------------------------

NET ASSETS
Beginning of period .............................................      9,223,250       11,372,107      252,463,328       26,741,311
                                                                   ----------------------------------------------------------------
End of period ...................................................  $   8,014,893    $   9,223,250    $ 237,042,899    $ 252,463,328
                                                                   ================================================================

(A) Except for Class B shares which represents the period from commencement of operations (May 1, 2001) through March 31, 2002.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================================================================
                                                                      GROWTH OPPORTUNITIES FUND           LARGE CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS                        SIX MONTHS
                                                                       ENDED            YEAR             ENDED            YEAR
                                                                     SEPT. 30,          ENDED          SEPT. 30,          ENDED
                                                                       2002           MARCH 31,          2002           MARCH 31,
                                                                    (UNAUDITED)        2002(A)        (UNAUDITED)        2002(A)
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss .............................................  $  (1,070,240)   $  (1,964,913)   $    (234,719)   $    (590,362)
Net realized losses from security transactions ..................     (8,341,343)     (27,887,950)     (12,824,074)     (13,368,730)
Net change in unrealized appreciation/
   depreciation on investments ..................................    (50,219,506)      11,150,454       (9,856,077)       1,605,087
                                                                   ----------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ......................    (59,631,089)     (18,702,409)     (22,914,870)     (12,354,005)
                                                                   ----------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .......................................     32,185,716       77,944,238        2,268,823       79,151,367
Payments for shares redeemed ....................................    (25,663,827)     (50,365,691)     (10,946,285)     (24,094,038)
                                                                   ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS ...................................      6,521,889       27,578,547       (8,677,462)      55,057,329
                                                                   ----------------------------------------------------------------
CLASS B
Proceeds from shares sold .......................................        750,332        3,761,964           44,027           35,079
Payments for shares redeemed ....................................       (420,425)         (78,338)          (7,666)              --
                                                                   ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS B SHARE TRANSACTIONS ...................................        329,907        3,683,626           36,361           35,079
                                                                   ----------------------------------------------------------------
CLASS C
Proceeds from shares sold .......................................      2,114,746       17,945,068           62,643          172,731
Payments for shares redeemed ....................................     (5,437,565)      (8,276,855)        (313,826)        (359,059)
                                                                   ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS ...................................     (3,322,819)       9,668,213         (251,183)        (186,328)
                                                                   ----------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........................    (56,102,112)      22,227,977      (31,807,154)      42,552,075
                                                                   ----------------------------------------------------------------

NET ASSETS
Beginning of period .............................................    166,137,630      143,909,653       69,364,234       26,812,159
                                                                   ----------------------------------------------------------------
End of period ...................................................  $ 110,035,518    $ 166,137,630    $  37,557,080    $  69,364,234
                                                                   ================================================================

(A) Except for Class B shares which represents the period from commencement of operations (May 1, 2001) through March 31, 2002.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================================================================
                                                                          ENHANCED 30 FUND                   VALUE PLUS FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS                        SIX MONTHS
                                                                       ENDED            YEAR             ENDED            YEAR
                                                                     SEPT. 30,          ENDED          SEPT. 30,          ENDED
                                                                       2002           MARCH 31,          2002           MARCH 31,
                                                                    (UNAUDITED)        2002(A)        (UNAUDITED)        2002(A)
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ...........................................  $      30,737    $      47,264    $     126,958    $     170,530
Net realized gains (losses) from  security transactions .........       (417,591)         (24,780)      (5,975,462)         622,289
Net change in unrealized appreciation/
   depreciation on investments ..................................     (2,648,832)         324,996      (20,378,611)        (899,469)
                                                                   ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ..............................................     (3,035,686)         347,480      (26,227,115)        (106,650)
                                                                   ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .............................        (39,297)         (37,270)              --         (151,108)
From net investment income, Class B .............................             --             (850)              --               --
From net investment income, Class C .............................             --             (584)              --               --
                                                                   ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ................................        (39,297)         (38,704)              --         (151,108)
                                                                   ----------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .......................................        610,751        1,074,660        3,527,094       53,527,663
Reinvested distributions ........................................         38,715           36,772               --          150,265
Payments for shares redeemed ....................................        (60,769)         (30,128)     (15,622,683)     (11,602,598)
                                                                   ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS ...................................        588,697        1,081,304      (12,095,589)      42,075,330
                                                                   ----------------------------------------------------------------
CLASS B
Proceeds from shares sold .......................................        418,076          930,441          285,891          128,543
Reinvested distributions ........................................             --              800               --                3
Payments for shares redeemed ....................................       (104,051)         (94,513)          (3,668)             (10)
                                                                   ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS B SHARE TRANSACTIONS ...................................        314,025          836,728          282,223          128,536
                                                                   ----------------------------------------------------------------
CLASS C
Proceeds from shares sold .......................................        449,323          826,798          195,387        1,374,857
Reinvested distributions ........................................             --              471               --               --
Payments for shares redeemed ....................................       (355,757)         (68,543)        (313,632)        (576,342)
                                                                   ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS C SHARE TRANSACTIONS ..............................         93,566          758,726         (118,245)         798,515
                                                                   ----------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........................     (2,078,695)       2,985,534      (38,158,726)      42,744,623
                                                                   ----------------------------------------------------------------

NET ASSETS
Beginning of period .............................................      9,321,126        6,335,592       95,891,867       53,147,244
                                                                   ----------------------------------------------------------------
End of period ...................................................  $   7,242,431    $   9,321,126    $  57,733,141    $  95,891,867
                                                                   ================================================================

(A) Except for Class B shares which represents the period from commencement of operations (May 1, 2001) through March 31, 2002.

See accompanying notes to financial statements.

INTERNATIONAL EQUITY FUND-CLASS A
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS                   THREE
                                               ENDED        YEAR        MONTHS        YEAR         YEAR         YEAR         YEAR
                                             SEPT. 30,     ENDED         ENDED       ENDED        ENDED        ENDED        ENDED
                                               2002       MARCH 31,    MARCH 31,    DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
                                            (UNAUDITED)     2002        2001(A)       2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
   of period .............................   $   6.84     $   8.31     $  10.08     $  16.52     $  12.89     $  11.41     $  10.63
                                             --------------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income .................       0.04           --(B)        --           --           --           --(B)      0.02
   Net realized and unrealized
      gains (losses) on
      investments ........................      (1.93)       (1.47)       (1.77)       (3.18)        5.06         2.27         1.64
                                             --------------------------------------------------------------------------------------
Total from investment operations .........      (1.89)       (1.47)       (1.77)       (3.18)        5.06         2.27         1.66
                                             --------------------------------------------------------------------------------------

Less distributions:
   Dividends from net
      investment income ..................         --           --           --        (0.18)       (0.06)       (0.05)       (0.02)
   Distributions from net
      realized gains .....................         --           --           --        (3.08)       (1.37)       (0.74)       (0.86)
   Return of capital .....................         --           --           --           --(B)        --           --           --
                                             --------------------------------------------------------------------------------------
Total distributions ......................         --           --           --        (3.26)       (1.43)       (0.79)       (0.88)
                                             --------------------------------------------------------------------------------------

Net asset value at end of period .........   $   4.95     $   6.84     $   8.31     $  10.08     $  16.52     $  12.89     $  11.41
                                             ======================================================================================

Total return(C) ..........................    (27.92%)(D)  (17.69%)     (17.56%)(D)  (19.16%)      39.50%       19.94%       15.57%
                                             ======================================================================================

Net assets at end of
   period (000's) ........................   $  5,639     $  5,945     $  6,384     $  7,654     $  9,043     $  6,876     $  4,761
                                             ======================================================================================

Ratio of net expenses to
   average net assets ....................      1.60%(E)     1.60%        1.58%(E)     1.60%        1.60%        1.60%        1.60%

Ratio of net investment income
   (loss) to average net assets ..........      1.45%(E)     0.06%       (0.06%)(E)   (0.37%)      (0.08%)      (0.03%)       0.17%

Portfolio turnover rate ..................       267%(E)      314%         180%(E)      128%         155%         138%         151%

(A) Effective after the close of business on March 31, 2001, the Fund changed its fiscal year-end to March 31.

(B)  Amount rounds to less than $0.01 per share.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

INTERNATIONAL EQUITY FUND-CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        PERIOD
                                                      SEPT. 30,      ENDED
                                                        2002        MARCH 31,
                                                     (UNAUDITED)     2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............  $   6.47      $   8.45
                                                      ----------------------

Income (loss) from investment operations:
   Net investment income ...........................      0.01          0.04
   Net realized and unrealized losses on investments     (1.82)        (2.02)
                                                      ----------------------
Total from investment operations ...................     (1.81)        (1.98)
                                                      ----------------------

Net asset value at end of period ...................  $   4.66      $   6.47
                                                      ======================

Total return(B) ....................................   (28.28%)      (23.43%)
                                                      ======================

Net assets at end of period (000's) ................  $    128      $    117
                                                      ======================

Ratio of net expenses to average net assets ........     2.35%(C)      2.35%(C)

Ratio of net investment income to average net assets     0.53%(C)      1.73%(C)

Portfolio turnover rate ............................      267%(C)       314%

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

INTERNATIONAL EQUITY FUND-CLASS C
FINANCIAL HIGHLIGHTS

===========================================================================================================
                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------
                                             SIX MONTHS                  THREE
                                                ENDED        YEAR        MONTHS        YEAR         YEAR
                                              SEPT. 30,     ENDED        ENDED        ENDED        ENDED
                                                2002       MARCH 31,    MARCH 31,    DEC. 31,     DEC. 31,
                                             (UNAUDITED)     2002        2001(B)       2000        1999(A)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $   6.46     $   7.88     $   9.57     $  15.92     $  12.51
                                              ------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income (loss) ...........       0.02        (0.05)       (0.01)       (0.11)       (0.11)
   Net realized and unrealized gains
      (losses) on investments .............      (1.83)       (1.37)       (1.68)       (3.08)        4.89
                                              ------------------------------------------------------------
Total from investment operations ..........      (1.81)       (1.42)       (1.69)       (3.19)        4.78
                                              ------------------------------------------------------------

Less distributions:
   Dividends from net investment income ...         --           --           --        (0.08)          --
   Distributions from net realized gains ..         --           --           --        (3.08)       (1.37)
   Return of capital ......................         --           --           --           --(C)        --
                                              ------------------------------------------------------------
Total distributions .......................         --           --           --        (3.16)       (1.37)
                                              ------------------------------------------------------------

Net asset value at end of period ..........   $   4.65     $   6.46     $   7.88     $   9.57     $  15.92
                                              ============================================================

Total return(D) ...........................    (28.33%)(E)  (18.02%)     (17.66%)(E)  (20.00%)      38.44%
                                              ============================================================

Net assets at end of period (000's) .......   $  2,248     $  3,161     $  4,988     $  4,979     $  6,475
                                              ============================================================

Ratio of net expenses to average net assets      2.35%(F)     2.35%        2.35%(F)     2.35%        2.35%

Ratio of net investment income (loss) to
   average net assets .....................      0.60%(F)    (0.65%)      (0.67%)(F)   (1.13%)      (0.81%)

Portfolio turnover rate ...................       267%(F)      314%         180%(F)      128%         155%

(A)  The class commenced operations on January 1, 1999.

(B) Effective after the close of business on March 31, 2001, the Fund changed its fiscal year-end to March 31.

(C)  Amount rounds to less than $0.01 per share.

(D)  Total returns shown exclude the effects of applicable sales loads.

(E)  Not annualized.

(F)  Annualized.

See accompanying notes to financial statements.

EMERGING GROWTH FUND-CLASS A
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS                   THREE
                                               ENDED        YEAR        MONTHS        YEAR         YEAR         YEAR         YEAR
                                             SEPT. 30,     ENDED         ENDED       ENDED        ENDED        ENDED        ENDED
                                               2002       MARCH 31,    MARCH 31,    DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,
                                            (UNAUDITED)     2002        2001(A)       2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
   of period .............................   $  19.52     $  15.96     $  17.93     $  16.96     $  13.40     $  13.85     $  11.55
                                             --------------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss ...................      (0.09)       (0.14)          --        (0.06)       (0.09)       (0.04)       (0.03)
   Net realized and unrealized
      gains (losses) on
      investments ........................      (5.91)        3.76        (1.97)        4.16         6.18         0.37         3.71
                                             --------------------------------------------------------------------------------------
Total from investment operations .........      (6.00)        3.62        (1.97)        4.10         6.09         0.33         3.68
                                             --------------------------------------------------------------------------------------

Distributions from net
   realized gains ........................         --        (0.06)          --        (3.13)       (2.53)       (0.78)       (1.38)
                                             --------------------------------------------------------------------------------------

Net asset value at end of period .........   $  13.52     $  19.52     $  15.96     $  17.93     $  16.96     $  13.40     $  13.85
                                             ======================================================================================


Total return(B) ..........................    (30.74%)(C)   22.72%      (10.99%)(C)   25.92%       45.85%        2.57%       32.20%
                                             ======================================================================================

Net assets at end of
   period (000's) ........................   $136,565     $169,781     $ 19,141     $ 15,304     $ 10,743     $  8,335     $  4,949
                                             ======================================================================================

Ratio of net expenses to
   average net assets ....................      1.50%(D)     1.50%        1.50%(D)     1.50%        1.50%        1.50%        1.50%


Ratio of net investment loss
   to average net assets .................     (1.08%)(D)   (1.02%)      (0.10%)(D)   (0.40%)      (0.66%)      (0.41%)      (0.30%)

Portfolio turnover rate ..................        58%(D)       73%          68%(D)       98%          97%          78%         101%

(A) Effective after the close of business on March 31, 2001, the Fund changed its fiscal year-end to March 31.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

EMERGING GROWTH FUND-CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        PERIOD
                                                      SEPT. 30,      ENDED
                                                        2002        MARCH 31,
                                                     (UNAUDITED)     2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............  $  18.25      $  16.45
                                                      ----------------------

Income (loss) from investment operations:
   Net investment loss .............................     (0.11)        (0.09)
   Net realized and unrealized gains
      (losses) on investments ......................     (5.94)         1.95
                                                      ----------------------
Total from investment operations ...................     (6.05)         1.86
                                                      ----------------------

Distributions from net realized gains ..............        --         (0.06)
                                                      ----------------------

Net asset value at end of period ...................  $  12.20      $  18.25
                                                      ======================

Total return(B) ....................................   (33.15%)       11.35%
                                                      ======================

Net assets at end of period (000's) ................  $ 20,655      $ 15,335
                                                      ======================

Ratio of net expenses to average net assets ........     2.25%(C)      2.25%(C)

Ratio of net investment loss to average net assets .    (1.79%)(C)    (1.90%)(C)

Portfolio turnover rate ............................       58%(C)        73%

(A) Represents the period from commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

EMERGING GROWTH FUND-CLASS C
FINANCIAL HIGHLIGHTS

===========================================================================================================
                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------
                                             SIX MONTHS                   THREE
                                                ENDED        YEAR        MONTHS        YEAR         YEAR
                                              SEPT. 30,     ENDED         ENDED       ENDED        ENDED
                                                2002       MARCH 31,    MARCH 31,    DEC. 31,     DEC. 31,
                                             (UNAUDITED)     2002        2001(B)       2000        1999(A)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $  18.26     $  15.01     $  16.87     $  16.29     $  13.04
                                              ------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income (loss) ...........      (0.11)        0.01        (0.02)       (0.17)       (0.19)
   Net realized and unrealized gains
      (losses) on investments .............      (5.94)        3.30        (1.84)        3.88         5.97
                                              ------------------------------------------------------------
Total from investment operations ..........      (6.05)        3.31        (1.86)        3.71         5.78
                                              ------------------------------------------------------------

Less distributions:
   Dividends from net investment income ...         --           --           --        (3.13)       (2.53)
   Distributions from net realized gains ..         --        (0.06)          --           --           --
                                              ------------------------------------------------------------
Total distributions .......................         --        (0.06)          --        (3.13)       (2.53)
                                              ------------------------------------------------------------

Net asset value at end of period ..........   $  12.21     $  18.26     $  15.01     $  16.87     $  16.29
                                              ============================================================

Total return(C) ...........................    (33.13%)(D)   22.09%      (11.03%)(D)   24.58%       44.86%
                                              ============================================================

Net assets at end of period (000's) .......   $ 79,823     $ 67,347     $  7,600     $  5,466     $  3,964
                                              ============================================================

Ratio of net expenses to average net assets      2.25%(E)     2.25%        2.25%(E)     2.25%        2.25%

Ratio of net investment loss to
   average net assets .....................     (1.79%)(E)   (1.61%)      (0.63%)(E)   (1.15%)      (1.41%)

Portfolio turnover rate ...................        58%(E)       73%          68%(E)       98%          97%

(A)  The class commenced operations on January 1, 1999.

(B) Effective after the close of business on March 31, 2001, the Fund changed its fiscal year-end to March 31.

(C)  Total returns shown exclude the effects of applicable sales loads.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND-CLASS A
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS                                                         SEVEN
                                               ENDED        YEAR         YEAR         YEAR         YEAR        MONTHS        YEAR
                                             SEPT. 30,     ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                               2002       MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,   AUGUST 31,
                                            (UNAUDITED)     2002         2001         2000         1999        1998(A)       1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ...................   $  18.18     $  19.97     $  32.43     $  17.50     $  16.30     $  15.90     $  11.18
                                             --------------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss ...................      (0.09)       (0.18)       (0.13)       (0.16)       (0.17)       (0.08)       (0.13)
   Net realized and unrealized
      gains (losses)
      on investments .....................      (6.41)       (1.61)      (12.33)       15.51         4.84         1.05         5.39
                                             --------------------------------------------------------------------------------------
Total from investment operations .........      (6.50)       (1.79)      (12.46)       15.35         4.67         0.97         5.26
                                             --------------------------------------------------------------------------------------

Distributions from net realized gains ....         --           --           --        (0.42)       (3.47)       (0.57)       (0.54)

Net asset value at end of period .........   $  11.68     $  18.18     $  19.97     $  32.43     $  17.50     $  16.30     $  15.90
                                             ======================================================================================

Total return(B) ..........................    (35.75%)(C)   (8.96%)     (38.42%)      88.88%       29.89%        6.43%(C)    47.11%
                                             ======================================================================================

Net assets at end of period (000's) ......   $ 84,660     $121,791     $107,435     $ 79,066     $ 24,664     $ 28,649     $ 26,778
                                             ======================================================================================

Ratio of net expenses
   to average net assets .................      1.82%(D)     1.49%        1.54%        1.52%        1.66%        1.66%(D)     1.95%

Ratio of net investment
   loss to average net assets ............     (1.41%)(D)   (0.98%)      (0.66%)      (1.05%)      (0.93%)      (0.91%)(D)   (1.03%)

Portfolio turnover rate ..................        38%(D)       52%          35%          44%          59%          62%(D)       52%

Amount of debt outstanding
   at end of period (000's) ..............   $     --     $     --          n/a          n/a          n/a          n/a          n/a

Average daily amount of debt
   outstanding during
   the period (000's)(E) .................   $    291     $     24          n/a          n/a          n/a          n/a          n/a

Average daily number of
   capital shares outstanding
   during the period (000's)(E) ..........      9,107        8,481          n/a          n/a          n/a          n/a          n/a

Average amount of debt per share
   during the period(E) ..................   $   0.03     $   0.00          n/a          n/a          n/a          n/a          n/a

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

(E)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND-CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        PERIOD
                                                      SEPT. 30,      ENDED
                                                        2002        MARCH 31,
                                                     (UNAUDITED)     2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............  $  17.78      $  22.74
                                                      ----------------------

Loss from investment operations:
   Net investment loss .............................     (0.18)        (0.17)
   Net realized and unrealized losses on investments     (6.41)        (4.79)
                                                      ----------------------
Total from investment operations ...................     (6.59)        (4.96)
                                                      ----------------------

Net asset value at end of period ...................  $  11.19      $  17.78
                                                      ======================

Total return(B) ....................................   (37.06%)      (21.81%)
                                                      ======================

Net assets at end of period (000's) ................  $  2,345      $  3,380
                                                      ======================

Ratio of net expenses to average net assets ........     3.13%(C)      2.37%(C)

Ratio of net investment loss to average net assets .    (2.69%)(C)    (1.93%)(C)

Portfolio turnover rate ............................       38%(C)        52%

Amount of debt outstanding at end of period (000's)   $     --      $     --

Average daily amount of debt outstanding during
   the period (000's)(D) ...........................  $    291      $     24

Average daily number of capital shares outstanding
   during the period (000's)(D) ....................     9,107         8,481

Average amount of debt per share during
   the period(D) ...................................  $   0.03      $   0.00

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C)  Annualized.

(D)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND-CLASS C
FINANCIAL HIGHLIGHTS

==================================================================================================================
                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED        YEAR         YEAR        PERIOD
                                                               SEPT. 30,     ENDED        ENDED        ENDED
                                                                 2002       MARCH 31,    MARCH 31,    MARCH 31,
                                                              (UNAUDITED)     2002         2001        2000(A)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $  17.78     $  19.74     $  32.30     $  18.65
                                                               -----------------------------------------------

Income (loss) from investment operations:
   Net investment loss .....................................      (0.17)       (0.32)       (0.19)       (0.11)
   Net realized and unrealized gains (losses) on investments      (6.39)       (1.64)      (12.37)       14.18
                                                               -----------------------------------------------
Total from investment operations ...........................      (6.56)       (1.96)      (12.56)       14.07
                                                               -----------------------------------------------

Dividends from net investment income .......................         --           --           --        (0.42)
                                                               -----------------------------------------------

Net asset value at end of period ...........................   $  11.22     $  17.78     $  19.74     $  32.30
                                                               ===============================================

Total return(B) ............................................    (36.90%)(C)   (9.93%)     (38.89%)      76.52%(C)
                                                               ===============================================

Net assets at end of period (000's) ........................   $ 23,031     $ 40,967     $ 36,475     $ 10,794
                                                               ===============================================

Ratio of net expenses to average net assets ................      2.79%(D)     2.31%        2.19%        2.33%(D)

Ratio of net investment loss to average net assets .........     (2.36%)(D)   (1.78%)      (1.31%)      (1.77%)(D)

Portfolio turnover rate ....................................        38%(D)       52%          35%          44%(D)

Amount of debt outstanding at end of period (000's) ........   $     --     $     --          n/a          n/a

Average daily amount of debt outstanding
   during the period (000's)(E) ............................   $    291     $     24          n/a          n/a

Average daily number of capital shares outstanding
   during the period (000's)(E) ............................      9,107        8,481          n/a          n/a

Average amount of debt per share during the period(E) ......   $   0.03     $   0.00          n/a          n/a

(A) Represents the period from the commencement of operations (August 2, 1999) through March 31, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

(E)  Based on fund level shares outstanding.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND-CLASS A
FINANCIAL HIGHLIGHTS

==========================================================================================================================
                                                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED
                                                SEPT. 30,                         YEAR ENDED MARCH 31,
                                                   2002      -------------------------------------------------------------
                                               (UNAUDITED)     2002         2001         2000         1999         1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......   $  12.11     $  12.69     $  22.93     $  22.12     $  19.38     $  13.76
                                                -------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income (loss) .............      (0.05)       (0.10)       (0.18)       (0.05)        0.04         0.09
   Net realized and unrealized gains (losses)
      on investments ........................      (4.19)       (0.48)       (9.14)        4.60         2.73         5.76
                                                -------------------------------------------------------------------------
Total from investment operations ............      (4.24)       (0.58)       (9.32)        4.55         2.77         5.85
                                                -------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income .....         --           --           --           --        (0.03)       (0.08)
   Distributions from net realized gains ....         --           --        (0.92)       (3.74)          --        (0.15)
                                                -------------------------------------------------------------------------
Total distributions .........................         --           --        (0.92)       (3.74)       (0.03)       (0.23)
                                                -------------------------------------------------------------------------

Net asset value at end of period ............   $   7.87     $  12.11     $  12.69     $  22.93     $  22.12     $  19.38
                                                =========================================================================

Total return(A) .............................    (35.01%)(B)   (4.57%)     (41.73%)      20.60%       14.30%       42.74%
                                                =========================================================================

Net assets at end of period (000's) .........   $ 36,505     $ 67,461     $ 24,634     $ 65,274     $ 55,561     $ 38,336
                                                =========================================================================

Ratio of net expenses to average net assets .      1.41%(C)     1.30%        1.25%        1.26%        1.31%        1.25%

Ratio of net investment income (loss)
   to average net assets ....................     (0.88%)(C)   (0.82%)      (0.61%)      (0.24%)       0.18%        0.53%

Portfolio turnover rate .....................        88%(C)       85%          99%          78%          10%           7%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND-CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        PERIOD
                                                      SEPT. 30,      ENDED
                                                        2002        MARCH 31,
                                                     (UNAUDITED)     2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............  $  11.55      $  13.60
                                                      ----------------------

Loss from investment operations:
   Net investment loss .............................     (0.06)        (0.08)
   Net realized and unrealized losses on investments     (4.03)        (1.97)
                                                      ----------------------
Total from investment operations ...................     (4.09)        (2.05)
                                                      ----------------------

Net asset value at end of period ...................  $   7.46      $  11.55
                                                      ======================

Total return(B) ....................................   (35.41%)      (15.07%)
                                                      ======================

Net assets at end of period (000's) ................  $     52      $     34
                                                      ======================

Ratio of net expenses to average net assets ........     2.42%(C)      2.43%(C)

Ratio of net investment loss to average net assets .    (1.86%)(C)    (1.97%)(C)

Portfolio turnover rate ............................       88%(C)        85%

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND - CLASS C
FINANCIAL HIGHLIGHTS

===============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED
                                                     SEPT. 30,                         YEAR ENDED MARCH 31,
                                                        2002      -------------------------------------------------------------
                                                    (UNAUDITED)     2002         2001         2000         1999         1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........   $  11.50     $  12.19     $  22.32     $  21.86     $  19.34     $  13.77
                                                     -------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss ...........................      (0.10)       (0.26)       (0.30)       (0.28)       (0.19)       (0.03)
   Net realized and unrealized gains (losses)
      on investments .............................      (3.96)       (0.43)       (8.91)        4.48         2.71         5.75
                                                     -------------------------------------------------------------------------
Total from investment operations .................      (4.06)       (0.69)       (9.21)        4.20         2.52         5.72
                                                     -------------------------------------------------------------------------

Less distributions:
   Distributions from net realized gains .........         --           --        (0.92)       (3.74)          --        (0.15)
                                                     -------------------------------------------------------------------------
Total distributions ..............................         --           --        (0.92)       (3.74)          --        (0.15)
                                                     -------------------------------------------------------------------------

Net asset value at end of period .................   $   7.44     $  11.50     $  12.19     $  22.32     $  21.86     $  19.34
                                                     =========================================================================

Total return(A) ..................................    (35.30%)(B)   (5.66%)     (42.39%)      19.24%       13.03%       41.63%
                                                     =========================================================================

Net assets at end of period (000's) ..............   $  1,000     $  1,869     $  2,178     $  3,618     $  3,146     $  3,862
                                                     =========================================================================

Ratio of net expenses to average net assets ......      2.43%(C)     2.51%        2.32%        2.68%        2.41%        2.00%

Ratio of net investment loss to average net assets     (1.91%)(C)   (2.05%)      (1.68%)      (1.34%)      (0.92%)      (0.18%)

Portfolio turnover rate ..........................        88%(C)       85%          99%          78%          10%           7%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

ENHANCED 30 FUND-CLASS A
FINANCIAL HIGHLIGHTS

=====================================================================================================
                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                 ENDED        YEAR        PERIOD
                                                               SEPT. 30,     ENDED        ENDED
                                                                 2002       MARCH 31,    MARCH 31,
                                                              (UNAUDITED)     2002        2001(A)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $   9.19     $   8.90     $  10.00
                                                               ----------------------------------

Income (loss) from investment operations:
   Net investment income ...................................       0.03         0.06         0.05
   Net realized and unrealized gains (losses) on investments      (2.82)        0.28        (1.10)
                                                               ----------------------------------
Total from investment operations ...........................      (2.79)        0.34        (1.05)
                                                               ----------------------------------

Dividends from net investment income .......................      (0.05)       (0.05)       (0.05)
                                                               ----------------------------------

Net asset value at end of period ...........................   $   6.35     $   9.19     $   8.90
                                                               ==================================

Total return(B) ............................................    (30.47%)(C)    3.86%      (10.57%)(C)
                                                               ==================================

Net assets at end of period (000's) ........................   $  5,718     $  7,561     $  6,208
                                                               ==================================

Ratio of net expenses to average net assets ................      1.00%(D)     1.00%        1.00%(D)

Ratio of net investment income to average net assets .......      0.88%(D)     0.70%        0.54%(D)

Portfolio turnover rate ....................................        18%(D)        9%           3%(D)

(A) Represents the period from the commencement of operations (May 1, 2000) through March 31, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

ENHANCED 30 FUND-CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        PERIOD
                                                      SEPT. 30,      ENDED
                                                        2002        MARCH 31,
                                                     (UNAUDITED)     2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............  $   9.13      $   9.50
                                                      ----------------------

Income (loss) from investment operations:
   Net investment income ...........................      0.01          0.02
   Net realized and unrealized losses on investments     (2.82)        (0.37)
                                                      ----------------------
Total from investment operations ...................     (2.81)        (0.35)
                                                      ----------------------

Dividends from net investment income ...............        --         (0.02)
                                                      ----------------------

Net asset value at end of period ...................  $   6.32      $   9.13
                                                      ======================

Total return(B) ....................................   (30.78%)       (3.60%)
                                                      ======================

Net assets at end of period (000's) ................  $    847      $    860
                                                      ======================

Ratio of net expenses to average net assets ........     1.75%(C)      1.75%(C)

Ratio of net investment income to average net assets     0.16%(C)      0.03%(C)

Portfolio turnover rate ............................       18%(C)         9%

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total returns shown excludes the effect of applicable sales loads and are not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

ENHANCED 30 FUND-CLASS C
FINANCIAL HIGHLIGHTS

=====================================================================================================
                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED        YEAR        PERIOD
                                                               SEPT. 30,     ENDED        ENDED
                                                                 2002       MARCH 31,    MARCH 31,
                                                              (UNAUDITED)     2002        2001(A)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................   $   9.13     $   8.88     $  10.00
                                                               ----------------------------------

Income (loss) from investment operations:
   Net investment income ...................................       0.01         0.01         0.01
   Net realized and unrealized gains (losses) on investments      (2.78)        0.25        (1.12)
                                                               ----------------------------------
Total from investment operations ...........................      (2.77)        0.26        (1.11)
                                                               ----------------------------------

Dividends from net investment income .......................         --        (0.01)       (0.01)
                                                               ----------------------------------

Net asset value at end of period ...........................   $   6.36     $   9.13     $   8.88
                                                               ==================================

Total return(B) ............................................    (30.34%)(C)    3.00%      (11.12%)(C)
                                                               ==================================

Net assets at end of period (000's) ........................   $    677     $    900     $    128
                                                               ==================================

Ratio of net expenses to average net assets ................      1.75%(D)     1.75%        1.73%(D)

Ratio of net investment income (loss) to average net assets       0.14%(D)    (0.05%)      (0.46%)(D)

Portfolio turnover rate ....................................        18%(D)        9%           3%(D)

(A) Represents the period from the initial public offering (May 16, 2000) through March 31, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

VALUE PLUS FUND-CLASS A
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED        YEAR     THREE MONTHS     YEAR         YEAR        PERIOD
                                                       SEPT. 30,     ENDED        ENDED        ENDED        ENDED        ENDED
                                                         2002       MARCH 31,    MARCH 31,    DEC. 31,     DEC. 31,     DEC. 31
                                                      (UNAUDITED)     2002        2001(B)       2000         1999        1998(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  10.49     $  10.27     $  10.74     $  11.77     $  10.41     $  10.00
                                                       -------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ...........................       0.02         0.02         0.01         0.06         0.01         0.02
   Net realized and unrealized gains
      (losses) on investments ......................      (3.26)        0.22        (0.47)        0.12         1.60         0.41
                                                       -------------------------------------------------------------------------
Total from investment operations ...................      (3.24)        0.24        (0.46)        0.18         1.61         0.43
                                                       -------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income ............         --        (0.02)       (0.01)       (0.06)       (0.01)       (0.02)
   Distributions from net realized gains ...........         --           --           --        (0.92)       (0.24)          --
   Return of capital ...............................         --           --           --        (0.23)          --           --(C)
                                                       -------------------------------------------------------------------------
Total distributions ................................         --        (0.02)       (0.01)       (1.21)       (0.25)       (0.02)
                                                       -------------------------------------------------------------------------

Net asset value at end of period ...................   $   7.25     $  10.49     $  10.27     $  10.74     $  11.77     $  10.41
                                                       =========================================================================

Total return(D) ....................................    (30.89%)(E)    2.34%       (4.29%)(E)    1.91%       15.51%        4.29%(E)
                                                       =========================================================================

Net assets at end of period (000's) ................   $ 55,768     $ 93,214     $ 51,442     $ 49,807     $ 31,808     $ 27,068
                                                       =========================================================================

Ratio of net expenses to average net assets ........      1.30%(F)     1.30%        1.30%(F)     1.30%        1.30%        1.30%(F)

Ratio of net investment income to average net assets      0.37%(F)     0.23%        0.37%(F)     0.51%        0.08%        0.25%(F)

Portfolio turnover rate ............................        76%(F)       33%          48%(F)       83%          60%          34%(F)

(A)  The Fund commenced operations on May 1, 1998.

(B) Effective after the close of business on March 31, 2001, the Fund changed its fiscal year-end to March 31.

(C)  Amount rounds to less than $0.01.

(D)  Total returns shown exclude the effects of applicable sales loads.

(E)  Not annualized.

(F)  Annualized.

See accompanying notes to financial statements.

VALUE PLUS FUND-CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        PERIOD
                                                      SEPT. 30,      ENDED
                                                        2002        MARCH 31,
                                                     (UNAUDITED)     2002(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............  $  10.18      $  10.72
                                                      ----------------------

Loss from investment operations:
   Net investment loss .............................        --(B)      (0.01)
   Net realized and unrealized losses on investments     (3.17)        (0.53)
                                                      ----------------------
Total from investment operations ...................     (3.17)        (0.54)
                                                      ----------------------

Net asset value at end of period ...................  $   7.01      $  10.18
                                                      ======================

Total return(C) ....................................   (31.14%)       (5.01%)
                                                      ======================

Net assets at end of period (000's) ................  $    311      $    130
                                                      ======================

Ratio of net expenses to average net assets ........     2.05%(D)      2.05%(D)

Ratio of net investment loss to average net assets .    (0.39%)(D)    (0.77%)(D)

Portfolio turnover rate ............................       76%(D)        33%

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B)  Amount rounds to less than $0.01 per share.

(C) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

VALUE PLUS FUND-CLASS C
FINANCIAL HIGHLIGHTS

===========================================================================================================
                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED        YEAR     THREE MONTHS     YEAR         YEAR
                                              SEPT. 30,     ENDED        ENDED        ENDED        ENDED
                                                2002       MARCH 31,    MARCH 31,    DEC. 31,     DEC. 31,
                                             (UNAUDITED)     2002        2001(B)       2000        1999(A)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $  10.18     $  10.02     $  10.50     $  11.48     $  10.26
                                              ------------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss ....................      (0.02)       (0.04)       (0.01)       (0.02)       (0.07)
   Net realized and unrealized gains
      (losses) on investments .............      (3.15)        0.20        (0.47)        0.19         1.53
                                              ------------------------------------------------------------
Total from investment operations ..........      (3.17)        0.16        (0.48)        0.17         1.46
                                              ------------------------------------------------------------

Less distributions:
   Distributions from net realized gains ..         --           --           --        (0.92)       (0.24)
   Return of capital ......................         --           --           --        (0.23)          --
                                              ------------------------------------------------------------
Total distributions .......................         --           --           --        (1.15)       (0.24)
                                              ------------------------------------------------------------

Net asset value at end of period ..........   $   7.01     $  10.18     $  10.02     $  10.50     $  11.48
                                              ============================================================

Total return(C) ...........................    (31.14%)(D)    1.60%       (4.57%)(D)    1.87%       14.24%
                                              ============================================================

Net assets at end of period (000's) .......   $  1,654     $  2,548     $  1,705     $  2,011     $    548
                                              ============================================================

Ratio of net expenses to average net assets      2.05%(E)     2.05%        2.05%(E)     2.05%        2.05%

Ratio of net investment loss to
   average net assets .....................     (0.38%)(E)   (0.51%)      (0.33%)(E)   (0.21%)      (0.65%)

Portfolio turnover rate ...................        76%(E)       33%          48%(E)       83%          60%

(A)  The class commenced operations on January 1, 1999.

(B) Effective after the close of business on March 31, 2001, the Fund changed its fiscal year-end to March 31.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
================================================================================

1.   ORGANIZATION

The International Equity Fund, Emerging Growth Fund, Growth Opportunities Fund (formerly the Growth/Value Fund), Large Cap Growth Fund (formerly the Equity
Fund), Enhanced 30 Fund, and Value Plus Fund (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund. Effective May 1, 2001, Class B shares commenced operations for the Funds.

The International Equity Fund seeks long-term growth of capital through investments in equity securities of foreign issuers. This means the Fund looks for investments that it thinks will increase in value over a period of 3 to 5 years. Under normal circumstances, the Fund will invest at least 80% of its assets in the common stock and preferred stock of foreign companies in at least three countries outside the United States.

The Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal by investing primarily (at least 65% of its assets) in emerging growth companies.

The Growth Opportunities Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings/cash flow growth. The Fund invests primarily in stocks of mid to large cap domestic growth companies that the portfolio manager believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period.

The Large Cap Growth Fund seeks long-term growth of capital. Under normal circumstances, the Fund will invest at least 80% of its assets in a diversified portfolio of common stocks of large cap companies.

The Enhanced 30 Fund seeks to achieve a total return that is higher than the total return of the Dow Jones Industrial Average.

The Value Plus Fund seeks to increase the value of Fund shares over the long-term by investing primarily (at least 65% of its assets) in common stocks of larger companies that the portfolio manager believes are undervalued.

The Funds each offer three classes of shares: Class A shares (currently sold subject to a maximum front-end sales load of 5.75% and a distribution fee of up to 0.25% of average daily net assets), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class B shares) and Class C shares (sold subject to a 1% contingent deferred sales load for a one-year period and a distribution fee of up to 1% of average daily net assets). Each Class A, Class B and Class C share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which is expected to cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

2.   SIGNIFICANT ACCOUNTING POLICIES

The  following  is a summary  of the  Funds'  significant  accounting  policies:

Security valuation - The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges and securities traded in the over-the-counter market are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Foreign currency value translation - The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

The effects of changes in foreign currency exchange rates on investments in securities are isolated in the Statements of Operations from the effects of changes in market prices of these securities as net realized and unrealized gain or loss from foreign currency transactions.

Forward foreign currency and spot contracts - The International Equity Fund, Emerging Growth Fund and Value Plus Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation and depreciation of forward foreign currency contracts. As of September 30, 2002, the International Equity Fund held open forward foreign currency and spot contracts.

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions.

Repurchase agreements - Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation - The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class B and Class C shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of a Fund is equal to the net asset value per share. However, Class B and Class C shares of the Funds are subject to a contingent deferred sales load of 5% and 1%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase. The contingent deferred sales load for Class B shares will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales load for Class B shares.

Investment income - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations, which approximate generally accepted accounting principles.

Distributions to shareholders - Dividends arising from net investment income, if any, are declared and paid to shareholders quarterly for the Large Cap Growth Fund, Enhanced 30 Fund, and Value Plus Fund and annually for the International Equity Fund, Emerging Growth Fund, and Growth Opportunities Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The tax character of distributions paid for the periods ended September 30, 2002 and March 31, 2002 was as follows:

--------------------------------------------------------------------------------------------------------------------
                                      INTERNATIONAL EQUITY          EMERGING GROWTH            GROWTH OPPORTUNITIES
                                              FUND                        FUND                         FUND
--------------------------------------------------------------------------------------------------------------------
                                     SIX MONTHS                 SIX MONTHS                  SIX MONTHS
                                       ENDED         YEAR          ENDED         YEAR          ENDED         YEAR
                                     SEPT. 30,       ENDED       SEPT. 30,       ENDED       SEPT. 30,       ENDED
                                       2002        MARCH 31,       2002        MARCH 31,       2002        MARCH 31,
                                    (UNAUDITED)       2002      (UNAUDITED)      2002       (UNAUDITED)      2002
--------------------------------------------------------------------------------------------------------------------
From ordinary income .............   $      --     $      --     $      --     $  30,646     $      --     $      --
From long-term capital gains .....          --            --            --       391,279            --            --
                                     -------------------------------------------------------------------------------
                                     $      --     $      --     $      --     $ 421,925     $      --     $      --
                                     ===============================================================================
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                        LARGE CAP GROWTH               ENHANCED 30                  VALUE PLUS
                                              FUND                        FUND                         FUND
--------------------------------------------------------------------------------------------------------------------
                                     SIX MONTHS                 SIX MONTHS                  SIX MONTHS
                                       ENDED         YEAR          ENDED         YEAR          ENDED         YEAR
                                     SEPT. 30,       ENDED       SEPT. 30,       ENDED       SEPT. 30,       ENDED
                                       2002        MARCH 31,       2002        MARCH 31,       2002        MARCH 31,
                                    (UNAUDITED)       2002      (UNAUDITED)      2002       (UNAUDITED)      2002
--------------------------------------------------------------------------------------------------------------------
From ordinary income .............   $      --     $      --     $  39,297     $  38,704     $      --     $ 153,311
                                     -------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of September 30, 2002:

-----------------------------------------------------------------------------------------------
                                                INTERNATIONAL      EMERGING          GROWTH
                                                   EQUITY           GROWTH       OPPORTUNITIES
                                                    FUND             FUND             FUND
-----------------------------------------------------------------------------------------------
Cost of portfolio investments ..............   $  10,059,120    $ 282,238,435    $ 180,477,890
                                               -----------------------------------------------
Gross unrealized appreciation ..............              --       10,232,195        4,736,383
Gross unrealized depreciation ..............      (2,170,675)     (74,165,120)     (74,642,351)
                                               -----------------------------------------------
Net unrealized appreciation/depreciation ...      (2,170,675)     (63,932,925)     (69,905,968)
                                               -----------------------------------------------
Post October losses ........................      (1,246,235)              --      (12,070,148)
                                               -----------------------------------------------
Capital loss carryforward ..................      (3,220,021)              --      (24,453,950)
                                               -----------------------------------------------
Accumulated ordinary loss ..................        (339,572)     (19,807,447)      (4,563,418)
                                               -----------------------------------------------
Accumulated long-term loss .................          (3,172)              --       (4,848,694)
                                               -----------------------------------------------
Undistributed long-term gains ..............              --        2,472,873               --
                                               -----------------------------------------------
Accumulated deficit ........................   $  (6,979,675)   $ (81,267,499)   $(115,842,178)
                                               -----------------------------------------------
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                              LARGE CAP GROWTH    ENHANCED 30      VALUE PLUS
                                                    FUND             FUND             FUND
-----------------------------------------------------------------------------------------------
Cost of portfolio investments ..............   $  48,759,794    $  10,468,369    $  75,897,425
                                               -----------------------------------------------
Gross unrealized appreciation ..............         774,194          219,712        1,425,907
Gross unrealized depreciation ..............     (12,314,129)      (3,208,396)     (22,618,807)
                                               -----------------------------------------------
Net unrealized appreciation/depreciation ...     (11,539,935)      (2,988,684)     (21,192,900)
                                               -----------------------------------------------
Post October losses ........................      (4,701,052)              --               --
                                               -----------------------------------------------
Capital loss carryforward ..................     (12,172,049)        (124,260)        (209,088)
                                               -----------------------------------------------
Accumulated ordinary loss ..................      (5,954,357)        (249,544)      (4,090,458)
                                               -----------------------------------------------
Accumulated long-term loss .................      (7,104,437)        (168,046)      (1,738,626)
                                               -----------------------------------------------
Accumulated deficit ........................   $ (41,471,830)   $  (3,530,534)   $ (27,231,072)
                                               -----------------------------------------------
-----------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The capital loss carryforwards as of September 30, 2002 in the table above expire as follows:

--------------------------------------------------------------------------------
                                                       AMOUNT       EXPIRATION
--------------------------------------------------------------------------------
International Equity Fund .......................   $   782,162   March 31, 2009
                                                      2,437,859   March 31, 2010
Growth Opportunities Fund .......................     2,005,441   March 31, 2009
                                                     22,448,509   March 31, 2010
Large Cap Growth Fund ...........................    12,172,049   March 31, 2010
Enhanced 30 Fund ................................        99,480   March 31, 2009
                                                         24,780   March 31, 2010
Value Plus Fund .................................       209,088   March 31, 2009
--------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the period ended September 30, 2002:

--------------------------------------------------------------------------------
                                     INTERNATIONAL    EMERGING        GROWTH
                                        EQUITY         GROWTH     OPPORTUNITIES
                                         FUND           FUND           FUND
--------------------------------------------------------------------------------
Purchases of investment securities   $ 12,812,433   $163,728,329   $ 26,231,809
                                     ------------------------------------------
Proceeds from sales and maturities
   of investment securities ......   $ 11,271,248   $ 72,227,870   $ 24,989,539
                                     ------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       LARGE CAP
                                        GROWTH      ENHANCED 30     VALUE PLUS
                                         FUND           FUND           FUND
--------------------------------------------------------------------------------
Purchases of investment securities   $ 22,493,591   $  1,925,146   $ 26,828,846
                                     ------------------------------------------
Proceeds from sales and maturities
   of investment securities ......   $ 32,365,201   $    726,717   $ 35,554,763
                                     ------------------------------------------
--------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, or Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENTS
The Adviser provides general investment supervisory services for the Funds under the terms of a Management Agreement. Under the Management Agreement, the Large Cap Growth Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its respective average daily net assets up to $200 million; 0.70% of such net assets from $200 million to $500 million; and 0.50% of such net assets in excess of $500 million. The Growth Opportunities Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its respective average daily net assets up to $50 million;

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

0.90% of such net assets from $50 million to $100 million; 0.80% of such net assets from $100 million to $200 million; and 0.75% of such net assets in excess of $200 million. The International Equity Fund, Emerging Growth Fund, Enhanced 30 Fund and Value Plus Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.95%, 0.80%, 0.65% and 0.75%, respectively, of average daily net assets.

Bank of Ireland Asset Management (U.S.) Limited (Bank of Ireland), effective May 1, 2002, has been retained by the Adviser to manage the investments of the International Equity Fund. The Adviser (not the Fund) pays Bank of Ireland a fee for these services.

TCW  Investment  Management  Company  (TCW)  and  Westfield  Capital  Management
Company, Inc. (Westfield) have been retained by the Adviser to manage the investments of the Emerging Growth Fund. The Adviser (not the Fund) pays TCW and Westfield a fee for these services.

Mastrapasqua and Associates, Inc. (Mastrapasqua) has been retained by the Adviser to manage the investments of the Growth Opportunities Fund. The Adviser (not the Fund) pays Mastrapasqua a fee for these services.

Fort Washington Investment Advisors, Inc. (Fort Washington) has been retained by the Adviser to manage the investments of the Large Cap Growth Fund and Value Plus Fund. The Adviser (not the Funds) pays Fort Washington a fee for these services.

Todd Investment Advisors, Inc. (Todd) has been retained by the Adviser to manage the investments of the Enhanced 30 Fund. The Adviser (not the Fund) pays Todd a fee for these services.

Touchstone Advisors has entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund. The Adviser has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Large Cap Growth Fund as follows: 1.30% for Class A shares, 2.43% for Class B shares, and 2.51% for Class C shares. The expense limitation will remain in effect until at least March 31, 2003.

Pursuant to a Sponsor Agreement, between the Adviser and the Trust, the Adviser has agreed to waive its fees and reimburse expenses in order to limit each Fund's annual expenses as follows: International Equity Fund - 1.60% for Class A shares, 2.35% for Class B and Class C shares; Emerging Growth Fund - 1.50% for Class A shares, 2.25% for Class B and Class C shares; Value Plus Fund - 1.30% for Class A shares, 2.05% for Class B and Class C shares; Enhanced 30 Fund - 1.00% for Class A shares, 1.75% for Class B and Class C shares. The fee waivers and expense limitations will remain in effect until at least March 31, 2003.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each class of shares of a Fund. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records. For these services, Integrated receives a monthly fee from each Fund, based on current net asset levels. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned $1,322, $114,501, $10,050, $630, $1,653, and $3,773 from underwriting and broker commissions on the sale of shares of the International Equity Fund, Emerging Growth Fund, Growth Opportunities Fund, Large Cap Growth Fund, Enhanced 30 Fund, and Value Plus Fund, respectively, during the period ended September 30, 2002. In addition, the Underwriter collected $25, $50,335, $10,544, $300, $1,946, and $490 of contingent deferred sales loads on the redemption of Class B and Class C shares of the International Equity Fund, Emerging Growth Fund, Growth Opportunities Fund, Large Cap Growth Fund, Enhanced 30 Fund, and Value Plus Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B and Class C Plan) under which Class B and Class C shares of each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class B and Class C Plan is 1.00% of average daily net assets attributable to Class B and Class C shares.

SPONSOR AGREEMENT
The Trust, on behalf of the International Equity Fund, Emerging Growth Fund, Enhanced 30 Fund and Value Plus Fund, has entered into a Sponsor Agreement with the Adviser. The Adviser provides oversight of the various service providers to the Funds, including the Funds' administrator, custodian and transfer agent. The Adviser receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Adviser has agreed to waive all fees until March 31, 2003, as needed to maintain each Fund's expenses at a set level. The Sponsor Agreement may be terminated by the Adviser, the Board of Trustees or the vote of a majority of the outstanding voting securities of each Fund on not less than 30 days prior written notice.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5.   CAPITAL SHARE TRANSACTIONS

Proceeds, reinvestments and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

-----------------------------------------------------------------------------------------------------------------------
                                                            INTERNATIONAL EQUITY FUND       EMERGING GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS                      SIX MONTHS
                                                             ENDED            YEAR           ENDED            YEAR
                                                          SEPTEMBER 30,      ENDED        SEPTEMBER 30,      ENDED
                                                              2002          MARCH 31,         2002          MARCH 31,
                                                           (UNAUDITED)       2002(A)       (UNAUDITED)       2002(A)
-----------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold ...........................................      4,723,209      17,989,775       5,223,955       9,611,931
Shares reinvested .....................................             --              --              --          16,112
Shares redeemed .......................................     (4,451,574)    (17,889,974)     (3,821,279)     (2,130,182)
                                                          ------------------------------------------------------------
Net increase in shares outstanding ....................        271,635          99,801       1,402,676       7,497,861
Shares outstanding, beginning of period ...............        868,465         768,664       8,697,016       1,199,155
                                                          ------------------------------------------------------------
Shares outstanding, end of period .....................      1,140,100         868,465      10,099,692       8,697,016
                                                          ============================================================
CLASS B
Shares sold ...........................................          9,364          18,184         972,120         850,694
Shares reinvested .....................................             --              --              --           1,047
Shares redeemed .......................................            (53)           (114)       (119,481)        (11,381)
                                                          ------------------------------------------------------------
Net increase in shares outstanding ....................          9,311          18,070         852,639         840,360
Shares outstanding, beginning of period ...............         18,070              --         840,360              --
                                                          ------------------------------------------------------------
Shares outstanding, end of period .....................         27,381          18,070       1,692,999         840,360
                                                          ============================================================
CLASS C
Shares sold ...........................................          5,707         141,721       3,464,960       3,374,248
Shares reinvested .....................................             --              --              --           5,690
Shares redeemed .......................................        (11,086)       (285,319)       (617,123)       (197,785)
                                                          ------------------------------------------------------------
Net increase (decrease) in shares outstanding .........         (5,379)       (143,598)      2,847,837       3,182,153
Shares outstanding, beginning of period ...............        489,258         632,856       3,688,444         506,291
                                                          ------------------------------------------------------------
Shares outstanding, end of period .....................        483,879         489,258       6,536,281       3,688,444
                                                          ============================================================
-----------------------------------------------------------------------------------------------------------------------

(A)  Class B shares commenced operations May 1, 2001.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

=======================================================================================================================
                                                            GROWTH OPPORTUNITIES FUND         LARGE CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS                      SIX MONTHS
                                                             ENDED            YEAR           ENDED            YEAR
                                                          SEPTEMBER 30,      ENDED        SEPTEMBER 30,      ENDED
                                                              2002          MARCH 31,         2002          MARCH 31,
                                                           (UNAUDITED)       2002(A)       (UNAUDITED)       2002(A)
-----------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold ...........................................      2,367,217       3,975,938         238,851       5,611,987
Shares redeemed .......................................     (1,815,491)     (2,656,162)     (1,169,390)     (1,985,031)
                                                          ------------------------------------------------------------
Net increase (decrease) in shares outstanding .........        551,726       1,319,776        (930,539)      3,626,956
Shares outstanding, beginning of period ...............      6,698,909       5,379,133       5,568,780       1,941,824
                                                          ------------------------------------------------------------
Shares outstanding, end of period .....................      7,250,635       6,698,909       4,638,241       5,568,780
                                                          ============================================================
CLASS B
Shares sold ...........................................         51,129         194,563           4,915           2,970
Shares redeemed .......................................        (31,608)         (4,470)           (874)             --
                                                          ------------------------------------------------------------
Net increase in shares outstanding ....................         19,521         190,093           4,041           2,970
Shares outstanding, beginning of period ...............        190,093              --           2,970              --
                                                          ------------------------------------------------------------
Shares outstanding, end of period .....................        209,614         190,093           7,011           2,970
                                                          ============================================================
CLASS C
Shares sold ...........................................        147,360         900,048           7,351          14,161
Shares redeemed .......................................       (397,787)       (443,722)        (35,405)        (30,396)
                                                          ------------------------------------------------------------
Net increase (decrease) in shares outstanding .........       (250,427)        456,326         (28,054)        (16,235)
Shares outstanding, beginning of period ...............      2,303,852       1,847,526         162,456         178,691
                                                          ------------------------------------------------------------
Shares outstanding, end of period .....................      2,053,425       2,303,852         134,402         162,456
                                                          ============================================================
-----------------------------------------------------------------------------------------------------------------------

(A)  Class B shares commenced operations May 1, 2001.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

=======================================================================================================================
                                                                 ENHANCED 30 FUND                 VALUE PLUS FUND
-----------------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS                      SIX MONTHS
                                                             ENDED            YEAR           ENDED            YEAR
                                                          SEPTEMBER 30,      ENDED        SEPTEMBER 30,      ENDED
                                                              2002          MARCH 31,         2002          MARCH 31,
                                                           (UNAUDITED)       2002(A)       (UNAUDITED)       2002(A)
-----------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold ...........................................         80,622         124,410         385,293       4,954,222
Shares reinvested .....................................          5,397           4,349              --          19,035
Shares redeemed .......................................         (8,158)         (3,076)     (1,579,724)     (1,098,103)
                                                          ------------------------------------------------------------
Net increase (decrease) in shares outstanding .........         77,861         125,683      (1,194,431)      3,875,154
Shares outstanding, beginning of period ...............        822,993         697,310       8,884,139       5,008,985
                                                          ------------------------------------------------------------
Shares outstanding, end of period .....................        900,854         822,993       7,689,708       8,884,139
                                                          ============================================================
CLASS B
Shares sold ...........................................         54,290         104,680          32,107          12,710
Shares reinvested .....................................             --              98              --              --
Shares redeemed .......................................        (14,582)        (10,609)           (460)             --
                                                          ------------------------------------------------------------
Net increase in shares outstanding ....................         39,708          94,169          31,647          12,710
Shares outstanding, beginning of period ...............         94,169              --          12,710              --
                                                          ------------------------------------------------------------
Shares outstanding, end of period .....................        133,877          94,169          44,357          12,710
                                                          ============================================================
CLASS C
Shares sold ...........................................         62,331          91,725          23,297         138,499
Shares reinvested .....................................             --              58              --              --
Shares redeemed .......................................        (54,417)         (7,548)        (37,528)        (58,417)
                                                          ------------------------------------------------------------
Net increase (decrease) in shares outstanding .........          7,914          84,235         (14,231)         80,082
Shares outstanding, beginning of period ...............         98,597          14,362         250,193         170,111
                                                          ------------------------------------------------------------
Shares outstanding, end of period .....................        106,511          98,597         235,962         250,193
                                                          ============================================================
-----------------------------------------------------------------------------------------------------------------------

(A)  Class B shares commenced operations May 1, 2001.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   BORROWINGS

The Growth Opportunities Fund has a Loan Agreement with US Bank, N.A. The Fund may use the Loan Agreement for temporary or emergency purposes, including the financing of capital share redemption requests that might otherwise require the untimely disposition of securities. The Loan Agreement permits borrowings up to a maximum principal amount outstanding not to exceed the lesser of $1,500,000 or certain other amounts, which are calculated based upon the amounts and composition of assets in the Fund as defined in the Loan Agreement. The Fund agrees to pay interest on any unpaid principal balance at prevailing market rates as defined in the Loan Agreement.

As of September 30, 2002, the Growth Opportunities Fund had no outstanding borrowings under the Loan Agreement. The maximum amount outstanding during the period ended September 30, 2002 for the Growth Opportunities Fund was $1,500,000, at a weighted average interest rate of 4.75%. For the period ended September 30, 2002, the Growth Opportunities Fund incurred $6,943 of interest expense on such borrowings.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

7.   MANAGEMENT OF THE TRUST

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES1:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                                                                         FUNDS
                                                                                                         OVERSEEN
NAME                            POSITION(S)    TERM OF OFFICE2                                           IN THE       OTHER
ADDRESS                         HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION(S)              TOUCHSTONE   DIRECTORSHIPS
AGE                             TRUST          TIME SERVED          DURING PAST 5 YEARS                  FAMILY3      HELD4
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                Trustee and    Until retirement     President and a director of IFS         31        Director of
Touchstone Advisors, Inc.       President      at age 75 or         Financial Services, Inc. (a holding               LaRosa's (a
221 East Fourth Street                         until she resigns    company), Touchstone Advisors, Inc.               restaurant
Cincinnati, OH                                 or is removed.       (the Trust's investment advisor)                  chain).
Age: 47                                        Trustee since        and Touchstone Securities, Inc.
                                               1999.                (the Trust's principal
                                                                    underwriter). She is Senior Vice
                                                                    President of The Western and
                                                                    Southern Life Insurance Company and
                                                                    a director of Capital Analysts
                                                                    Incorporated (a registered
                                                                    investment advisor and
                                                                    broker-dealer), Integrated Fund
                                                                    Services, Inc. (the Trust's
                                                                    administrator and transfer agent)
                                                                    and IFS Fund Distributors, Inc. (a
                                                                    registered broker-dealer). She is
                                                                    also President and a director of
                                                                    IFS Agency Services, Inc. (an
                                                                    insurance agency), IFS Insurance
                                                                    Agency, Inc. and Fort Washington
                                                                    Brokerage Services, Inc. (a
                                                                    registered broker-dealer).
------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett                 Trustee        Until retirement     Chairman of the Board, President        31        Director of
The Western and Southern                       at age 75 or         and Chief Executive Officer of The                The Andersons
Life Insurance Company                         until he resigns     Western and Southern Life Insurance               (an
400 Broadway                                   or is removed.       Company and Western-Southern Life                 agribusiness
Cincinnati, OH                                 Trustee since        Assurance Company; Director and                   and retailing
Age: 53                                        2002.                Vice Chairman of Columbus Life                    company);
                                                                    Insurance Company; Director of                    Convergys
                                                                    Eagle Realty Group, Inc., and                     Corporation
                                                                    Chairman of Fort Washington                       (a provider
                                                                    Investment Advisors, Inc.                         of integrated
                                                                                                                      billing
                                                                                                                      solutions,
                                                                                                                      customer care
                                                                                                                      services
                                                                                                                      and employee
                                                                                                                      care services
                                                                                                                      and Fifth
                                                                                                                      Third Bancorp.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster II           Trustee        Until retirement     Retired Senior Partner of Frost         31        Director of
5155 Ivyfarm Road                              in 2005 or until     Brown Todd LLC (a law firm).                      Consolidated
Cincinnati, OH                                 he resigns or is                                                       Health
Age: 74                                        removed.                                                               Services, Inc.
                                               Trustee since
                                               2000.
------------------------------------------------------------------------------------------------------------------------------------
William O. Coleman              Trustee        Until retirement     Retired Vice President of The           31        Director of
c/o Touchstone Advisors, Inc.                  at age 75 or         Procter & Gamble Company. A Trustee               LCA-Vision (a
221 East Fourth Street                         until he resigns     of The Procter & Gamble Profit                    laser vision
Cincinnati, OH                                 or is removed.       Sharing Plan and the Procter &                    correction
Age: 73                                        Trustee since        Gamble Employee Stock Ownership                   company).
                                               1999.                Plan.
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox                  Trustee        Until retirement     President and Chief Executive           31        Director of
105 East Fourth Street                         at age 75 or         Officer of Cox Financial Corp. (a                 the Federal
Cincinnati, OH                                 until he resigns     financial services company).                      Reserve Bank
Age: 54                                        or is removed.                                                         of Cleveland;
                                               Trustee since                                                          Broadwing,
                                               1999.                                                                  Inc. (a
                                                                                                                      communication
                                                                                                                      company); and
                                                                                                                      Cinergy
                                                                                                                      Corporation
                                                                                                                      (a utility
                                                                                                                      company).
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner                Trustee        Until retirement     Principal of HJL Enterprises (a         31        None
4700 Smith Road                                at age 75 or         privately held investment company);
Cincinnati, OH                                 until he resigns     Chairman of Crane Electronics, Inc.
Age: 64                                        or is removed.       (a manufacturer of electronic
                                               Trustee since        connectors).
                                               1989.
------------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson              Trustee        Until retirement     President of Orchem, Inc. (a            31        Director of
621 Tusculum Avenue                            at age 75 or         chemical specialties distributor),                Countrywide
Cincinnati, OH                                 until he resigns     Orpack Stone Corporation (a                       Credit
Age: 63                                        or is removed.       corrugated box manufacturer) and                  Industries,
                                               Trustee since        ORDMS (a solution planning firm).                 Inc.
                                               1995.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg             Trustee        Until retirement     Retired Partner and Director of         31        Trustee of
4815 Drake Road                                at age 75 or         KPMG LLP (a certified public                      Tri-Health,
Cincinnati, OH                                 until he resigns     accounting firm). He is a Vice                    Inc., Good
Age: 68                                        or is removed.       President of St. Xavier High                      Samaritan
                                               Trustee since        School.                                           Hospital and
                                               1999.                                                                  Bethesda
                                                                                                                      Hospital.
------------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of the Adviser and the Underwriter, is an "interested person" of the Trust within the meaning of
     Section  2(a)(19) of the Investment  Company Act of 1940. Mr.  Barrett,  as
     President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of the Adviser and the Underwriter, and Chairman of Fort Washington, a Trust sub-advisor, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the Investment Company Act of 1940.
2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he or she sooner dies, resigns or is removed.
3 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Investment
     Trust and thirteen  variable  annuity series of Touchstone  Variable Series
     Trust.
4    Each Trustee is also a Trustee of  Touchstone  Tax-Free  Trust,  Touchstone
     Investment Trust and Touchstone Variable Series Trust.

                                       42

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
====================================================================================================================================
PRINCIPAL OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                                                                         FUNDS
                                                                                                         OVERSEEN
NAME                            POSITION       TERM OF OFFICE                                            IN THE       OTHER
ADDRESS                         HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION(S)              TOUCHSTONE   DIRECTORSHIPS
AGE                             TRUST1         TIME SERVED          DURING PAST FIVE YEARS               FAMILY2      HELD
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                President      Until she sooner     See table above                         31        See table
Touchstone Advisors, Inc.                      dies, resigns,                                                         above
221 East Fourth Street                         is removed or
Cincinnati, OH                                 becomes
Age: 47                                        disqualified.
                                               President
                                               since 2000.
------------------------------------------------------------------------------------------------------------------------------------
Maryellen Peretzky              Vice           Until she sooner     Senior Vice President and Secretary     31        None
Touchstone Advisors, Inc.       President      dies, resigns,       of Fort Washington Brokerage
221 East Fourth Street                         is removed or        Services, Inc., Integrated Fund
Cincinnati, OH                                 becomes              Services, Inc. and IFS Fund
Age: 50                                        disqualified.        Distributors, Inc. She is Assistant
                                               Vice President       Secretary of Fort Washington
                                               since 1998.          Investment Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft            Controller     Until she sooner     Senior Vice President, Chief            31        None
Touchstone Advisors, Inc.                      dies, resigns,       Financial Officer and Treasurer of
221 East Fourth Street                         is removed or        Integrated Fund Services, Inc., IFS
Cincinnati, OH                                 becomes              Fund Distributors, Inc. and Fort
Age: 40                                        disqualified.        Washington Brokerage Services, Inc.
                                               Controller           She is Chief Financial Officer of
                                               since 2000.          IFS Financial Services, Inc.,
                                                                    Touchstone Advisors, Inc. and
                                                                    Touchstone Securities, Inc. and
                                                                    Assistant Treasurer of Fort
                                                                    Washington Investment Advisors,
                                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart              Treasurer      Until he sooner      President of Integrated Fund            31        None
Integrated Fund Services, Inc.                 dies, resigns,       Services, Inc. and IFS Fund
221 East Fourth Street                         is removed or        Distributors, Inc. From 1998 until
Cincinnati, OH                                 becomes              2000, he was a Director, Transfer
Age: 40                                        disqualified.        Agency and Mutual Fund Distribution
                                               Treasurer            for Nationwide Advisory Services,
                                               since 2000.          Inc. >From 1990 until 1998, he was
                                                                    Vice President, Client Services for
                                                                    BISYS Fund Services.
------------------------------------------------------------------------------------------------------------------------------------
Tina D. Hosking                 Secretary      Until she sooner     Vice President - Managing Attorney      31        None
Integrated Fund Services, Inc.                 dies, resigns,       of Integrated Fund Services, Inc.
221 East Fourth Street                         is removed or        and IFS Fund Distributors, Inc.
Cincinnati, OH                                 becomes
Age: 34                                        disqualified.
                                               Secretary
                                               since 1999.
------------------------------------------------------------------------------------------------------------------------------------

1 Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.
2 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone Investment Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

8.   RESULTS OF SPECIAL MEETINGS OF SHAREHOLDERS

On September 18, 2002, a Special Meeting of the Shareholders of the Trust was held in order to vote on the following proposals: (1) to authorize the Adviser to select or change investment sub-advisors and enter into or amend investment sub-advisory agreements without obtaining the approval of shareholders, (2) to approve or disapprove an Amended and Restated Agreement and Declaration of Trust with respect to (2a) dollar-weighted voting, (2b) future amendments, (2c) redemption, (2d) investment in other investment companies, and (2e) other changes, (3) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to borrowing money, (4) to approve or disapprove changes to the fundamental investment restrictions of the Trust with respect to underwriting securities, (5) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to loans,
(6)  to  approve  or  disapprove  changes  to  certain  fundamental   investment
restrictions of the Trust with respect to real estate, (7) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust regarding oil, gas or mineral leases, (8) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to commodities, (9) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to concentration of investments, (10) to approve or disapprove changes to certain fundamental investment restrictions of the Trust with respect to issuing senior securities,
(11) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust regarding amounts invested in one issuer, (12) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to margin purchases, (13) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to short sales, (14) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to illiquid investments, (15) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to investing for control, (16) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to other investment companies, (17) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to securities of one class, (18) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to securities owned by affiliates, (19) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to pledging and (20) to approve or disapprove the elimination of the fundamental investment restrictions of the Trust with respect to options. Shareholders of each Fund, except the Emerging Growth Fund, approved each of the proposals. The Emerging Growth Fund did not have a sufficient number of shares represented in person or by proxy to reach a quorum necessary to vote on any of the proposals. The results of each proposal is as follows:

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================
                                                       NUMBER OF SHARES
--------------------------------------------------------------------------------
                                                   TOUCHSTONE INTERNATIONAL
                                                         EQUITY FUND
--------------------------------------------------------------------------------
                                               FOR         AGAINST       ABSTAIN
--------------------------------------------------------------------------------
Proposal (1) .......................          986,472       56,615        2,760
Proposal (2a) ......................        1,042,452          635        2,760
Proposal (2b) ......................        1,042,416          671        2,760
Proposal (2c) ......................        1,042,406          635        2,806
Proposal (2d) ......................        1,041,256        1,831        2,760
Proposal (2e) ......................        1,040,811        2,212        2,824
Proposal (3) .......................        1,042,481          567        2,799
Proposal (4) .......................        1,042,481          567        2,799
Proposal (5) .......................        1,042,472          575        2,799
Proposal (6) .......................        1,042,502          554        2,791
Proposal (7) .......................        1,042,493          562        2,791
Proposal (8) .......................        1,042,417          638        2,791
Proposal (9) .......................        1,042,417          638        2,791
Proposal (10) ......................        1,042,376          647        2,824
Proposal (11) ......................        1,042,427          596        2,824

                                                      NUMBER OF SHARES
-------------------------------------------------------------------------------------------------
                                     TOUCHSTONE GROWTH                 TOUCHSTONE LARGE CAP
                                     OPPORTUNITIES FUND                     GROWTH FUND
-------------------------------------------------------------------------------------------------
                               FOR        AGAINST     ABSTAIN      FOR        AGAINST     ABSTAIN
-------------------------------------------------------------------------------------------------
Proposal (1) ............   4,469,310     289,064     169,701   4,135,140      14,401     190,625
Proposal (2a) ...........   4,481,591     222,490     223,995   4,133,007      16,929     190,230
Proposal (2b) ...........   4,466,868     236,206     225,002   4,135,623      14,202     190,341
Proposal (2c) ...........   4,478,604     228,516     220,956   4,134,211      13,796     192,160
Proposal (2d) ...........   4,465,902     237,599     224,575   4,136,286      13,651     190,230
Proposal (2e) ...........   4,448,098     231,514     248,464   4,135,528      14,271     190,368
Proposal (3) ............   4,473,113     229,780     225,183   4,131,412      18,479     190,275
Proposal (4) ............   4,473,584     227,702     226,790   4,131,567      18,328     190,272
Proposal (5) ............   4,477,898     225,877     224,300   4,130,127      19,617     190,423
Proposal (6) ............   4,490,083     206,693     231,300   4,130,127      19,617     190,423
Proposal (7) ............   4,468,494     234,215     225,366   4,130,504      19,390     190,272
Proposal (8) ............   4,469,153     235,145     223,778   4,128,798      21,097     190,272
Proposal (9) ............   4,478,690     222,748     226,638   4,130,616      19,279     190,272
Proposal (10) ...........   4,488,006     213,078     226,992   4,128,798      21,097     190,272
Proposal (11) ...........         N/A         N/A         N/A   4,129,637      20,146     190,383
Proposal (12) ...........         N/A         N/A         N/A   4,128,702      21,084     190,381
Proposal (13) ...........         N/A         N/A         N/A   4,128,688      21,097     190,381
Proposal (14) ...........         N/A         N/A         N/A   4,131,663      18,273     190,230
Proposal (15) ...........   4,481,714     217,307     229,055   4,131,507      18,105     190,555
Proposal (16) ...........         N/A         N/A         N/A   4,129,828      18,290     192,048
Proposal (17) ...........         N/A         N/A         N/A   4,131,663      17,990     190,513
Proposal (18) ...........         N/A         N/A         N/A   4,131,512      18,273     190,381
Proposal (19) ...........   4,465,407     229,892     232,776         N/A         N/A         N/A
Proposal (20) ...........   4,468,930     229,805     229,340         N/A         N/A         N/A

                                       45

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
=================================================================================================
                                                      NUMBER OF SHARES
-------------------------------------------------------------------------------------------------
                                        TOUCHSTONE                       TOUCHSTONE VALUE
                                     ENHANCED 30 FUND                        PLUS FUND
-------------------------------------------------------------------------------------------------
                               FOR        AGAINST     ABSTAIN      FOR        AGAINST     ABSTAIN
-------------------------------------------------------------------------------------------------
Proposal (1) ............     699,710       4,887       2,829   5,925,326      43,843       3,839
Proposal (2a) ...........     695,329       5,069       7,028   5,942,470      18,675      11,863
Proposal (2b) ...........     695,329       5,069       7,028   5,945,618      15,527      11,863
Proposal (2c) ...........     695,329       5,069       7,028   5,946,416      14,728      11,863
Proposal (2d) ...........     695,329       5,069       7,028   5,952,724       8,488      11,795
Proposal (2e) ...........     695,329       5,069       7,028   5,945,425      15,692      11,890
Proposal (3) ............     695,343       5,056       7,028   5,954,549       6,455      12,003
Proposal (4) ............     695,343       5,056       7,028   5,953,954       7,255      11,798
Proposal (5) ............     695,329       5,069       7,028   5,954,239       6,765      12,003
Proposal (6) ............     695,329       5,069       7,028   5,954,225       6,779      12,003
Proposal (7) ............     695,329       5,069       7,028   5,946,991      13,812      12,205
Proposal (8) ............     695,329       5,069       7,028   5,954,037       6,765      12,205
Proposal (9) ............     695,329       5,069       7,028   5,953,544       7,258      12,205
Proposal (10) ...........     695,329       5,069       7,028   5,953,694       6,765      12,549
Proposal (11) ...........     695,343       5,056       7,028   5,947,399      13,572      12,036

On April 25, 2002, a Special Meeting of Shareholders of the International Equity Fund was held to approve or disapprove a new sub-advisory agreement between the Adviser and Bank of Ireland with respect to the Fund. The total number of shares of the Fund present by proxy represented 67.7% of the shares entitled to vote at the meeting. The proposal submitted to shareholders was approved with 1,034,846 shares voting in favor (which represents more than 67.5% of the shares present at the meeting), 1,781 shares voting against, and 946 shares abstaining.

INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS - 98.4%                                    SHARES        VALUE
--------------------------------------------------------------------------------
GREAT BRITAIN - 31.9%
3i Group .........................................        4,500    $     30,465
Barclays .........................................       37,741         220,491
Boots ............................................        4,450          36,880
BP ...............................................       22,453         150,066
British American Tobacco .........................        9,926         101,150
Cadbury Schweppes ................................       14,743          98,072
Compass Group ....................................       16,528          68,944
Diageo ...........................................       21,579         267,579
Glaxo Smithkline .................................       14,664         283,415
Hilton Group .....................................       13,050          32,887
HSBC Holdings ....................................       12,443         125,821
Kingfisher .......................................       11,426          37,105
Lloyds TSB Group .................................       29,169         215,365
Prudential .......................................       15,789          84,297
RMC Group ........................................        2,108          13,890
Shell Transport & Trading ........................       36,401         216,813
Smiths Group .....................................        3,150          31,827
Tesco ............................................       26,143          84,589
Unilever .........................................       23,115         209,380
Vodafone Group ...................................      118,285         151,602
Wolseley .........................................        4,656          37,086
WPP Group ........................................        7,700          51,524
                                                                   ------------
                                                                   $  2,549,248
                                                                   ------------
SWITZERLAND - 13.5%
Nestle ...........................................        1,628    $    355,835
Novartis* ........................................        5,007         197,975
Roche Holding ....................................        2,306         155,982
Swiss Re .........................................        2,798         157,354
UBS AG ...........................................        5,066         210,797
                                                                   ------------
                                                                   $  1,077,943
                                                                   ------------
JAPAN - 12.1%
ACOM .............................................          830    $     35,044
CANON ............................................        7,000         228,848
Fuji Photo Film ..................................        3,000          89,453
Hitachi ..........................................       12,000          60,128
HONDA MOTOR ......................................        2,800         113,389
HOYA* ............................................        1,200          74,421
Nintendo .........................................          700          81,534
NTT DoCoMo .......................................           30          51,257
ROHM .............................................          400          46,953
SMC ..............................................          100           9,003
Sony .............................................        1,100          46,172
Takeda Chemical Industries .......................        3,200         129,062
                                                                   ------------
                                                                   $    965,264
                                                                   ------------

================================================================================
                                                                      MARKET
COMMON STOCKS - 98.4% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
NETHERLANDS - 9.7%
Abn Amro .........................................       11,322    $    123,980
Heineken .........................................        1,325          52,000
Ing Groep ........................................       13,943         193,056
Koninklijke (Royal) Philips Electronics ..........        8,315         120,801
Koninklijke Ahold ................................        8,828         104,609
Reed Elsevier ....................................        8,413         100,523
TPG ..............................................        3,100          51,961
VNU ..............................................        1,409          32,738
                                                                   ------------
                                                                   $    779,668
                                                                   ------------
FRANCE - 8.9%
Aventis SA .......................................        4,545    $    238,067
Axa ..............................................        8,050          79,001
Lafarge SA .......................................        1,128          90,076
Total Fina, B ....................................        2,340         308,041
                                                                   ------------
                                                                   $    715,185
                                                                   ------------
GERMANY - 6.5%
Allianz ..........................................          390    $     33,572
Bayer AG .........................................        3,931          67,755
Bayerische Motoren Werke (BMW) ...................        4,425         141,911
Deutsche Bank ....................................        1,123          51,386
E. ON AG .........................................        4,879         230,005
                                                                   ------------
                                                                   $    524,629
                                                                   ------------
ITALY - 4.2%
ENI Spa ..........................................       14,648    $    200,935
Telecom Italia Mobile ............................       19,219         136,948
                                                                   ------------
                                                                   $    337,883
                                                                   ------------
AUSTRALIA - 3.0%
Brambles Industries ..............................        9,450    $     33,122
Foster's Group ...................................       16,050          40,206
National Australia Bank ..........................        3,850          70,043
News Corp ........................................        7,882          37,648
Westpac Banking ..................................        8,400          63,219
                                                                   ------------
                                                                   $    244,238
                                                                   ------------
SPAIN - 3.0%
Banco Santander Central Hispano ..................       22,729    $    116,134
Telefonica* ......................................       16,823         125,361
                                                                   ------------
                                                                   $    241,495
                                                                   ------------
HONG KONG - 2.6%
Cheung Kong Holdings .............................       10,000    $     63,080
HongKong Electric ................................        8,000          33,848
PetroChina .......................................      322,000          65,229
Sun Hung Kai Properties ..........................        8,000          46,977
                                                                   ------------
                                                                   $    209,134
                                                                   ------------
SOUTH KOREA - 1.9%
Kookmon Bank ADR* ................................        1,190    $     42,162
Posco ADR ........................................        1,600          34,528
Samsung Electronics, GDR, 144A ...................          651          77,144
                                                                   ------------
                                                                   $    153,834
                                                                   ------------

================================================================================
                                                                      MARKET
COMMON STOCKS - 98.4% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
FINLAND - 1.0%
Nokia Oyj ........................................        6,251    $     83,092
                                                                   ------------
PORTUGAL - 0.1%
Electricidade De Portugal ........................        4,578    $      6,832
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 98.4% (Cost $9,778,015)               $  7,888,445

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6% .....                      126,448
                                                                   ------------

NET ASSETS - 100.0% ..............................                 $  8,014,893
                                                                   ============

*    Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transaction exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

Industry sector diversification of the International Equity Fund's investments as a percentage of net assets as of September 30, 2002 was as follows:
--------------------------------------------------------------------------------
                                                                     PERCENTAGE
INDUSTRY SECTOR                                                      NET ASSETS
--------------------------------------------------------------------------------
Consumer Staples ..................................................      16.80%
Consumer Discretionary ............................................      11.90%
Energy ............................................................      11.70%
Financial .........................................................      24.60%
Health Care .......................................................      12.50%
Industrial ........................................................       2.00%
Information Technology ............................................       7.10%
Materials .........................................................       2.60%
Telecomunication Service ..........................................       5.80%
Utilities .........................................................       3.40%
Cash Equivalents ..................................................      14.80%
Other assets in excess of liabilities .............................      (13.2%)
                                                                     ----------
                                                                        100.00%
                                                                     ==========

EMERGING GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS - 92.1%                                    SHARES        VALUE
--------------------------------------------------------------------------------
OIL & GAS - 9.0%
Chesapeake Energy Corp.* .........................      407,700    $  2,690,820
Copper Cameron Corp.* ............................       52,000       2,171,520
Devon Energy Corp. ...............................       47,400       2,287,050
ENSCO International Inc. .........................       94,600       2,368,784
Helmerich & Payne Inc. ...........................       80,000       2,738,400
Pride International Inc.* ........................      190,500       2,476,500
SEACOR SMIT Inc.* ................................       63,700       2,611,063
Superior Energy Services* ........................      276,300       1,795,950
W-H Energy Services* .............................      117,400       2,031,020
                                                                   ------------
                                                                   $ 21,171,107
                                                                   ------------
COMMERCIAL SERVICES - 7.8%
Alexander & Baldwin Inc. .........................      101,300    $  2,253,925
Anixter International Inc.* ......................       93,100       1,917,860
Armor Holdings Inc.* .............................      191,000       2,863,090
Career Education Corp.* ..........................       62,400       2,995,699
Convergys Corp.* .................................      141,100       2,120,733
PerkinElmer Inc. .................................      316,600       1,725,470
Stericycle* ......................................       63,500       2,153,920
Sylvan Learning Systems Inc.* ....................      175,200       2,396,736
                                                                   ------------
                                                                   $ 18,427,433
                                                                   ------------
ELECTRONICS - 7.4%
Arrow Electronics Inc.* ..........................      138,100    $  1,744,203
Brooks-PRI Automation Inc.* ......................      168,200       1,925,890
Commscope Inc.* ..................................      227,400       1,541,772
KLA-Tencor Corp.* ................................       56,800       1,586,992
LSI Logic* .......................................      252,600       1,604,010
National Semiconductor Corp.* ....................      197,900       2,362,926
Power Integrations Inc.* .........................      161,900       1,973,561
ProQuest Company* ................................       40,800       1,238,280
Varian Semiconductor Equipment Associates Inc.* ..       92,600       1,522,344
Vishay Intertechnology Inc.* .....................      236,500       2,081,200
                                                                   ------------
                                                                   $ 17,581,178
                                                                   ------------
BANKING - 6.9%
Banknorth Group Inc. .............................       88,000    $  2,090,000
East West Bancorp Inc. ...........................       84,000       2,835,840
Greater Bay Bancorp ..............................       76,900       1,398,811
Silicon Valley Bancshares* .......................      227,300       3,848,189
Southwest Bancorp of Texas* ......................       76,000       2,767,160
UCBH Holdings Inc. ...............................       57,700       2,267,033
Valley National Bancorp ..........................       39,875       1,060,675
                                                                   ------------
                                                                   $ 16,267,708
                                                                   ------------

================================================================================
                                                                      MARKET
COMMON STOCKS - 92.1% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS - 6.1%
Alliance Imaging Inc.* ...........................      188,400    $  2,253,264
Health Net Inc.* .................................      126,000       2,702,700
Manor Care* ......................................      118,400       2,661,632
PSS World Medical Inc.* ..........................      651,600       4,333,140
Select Medical Corp.* ............................      175,000       2,502,500
                                                                   ------------
                                                                   $ 14,453,236
                                                                   ------------
HEAVY MACHINERY - 3.6%
Cummins Inc. .....................................       75,600    $  1,785,672
Pall Corp. .......................................      154,700       2,442,713
Phelps Dodge Corp.* ..............................       94,600       2,424,598
York International Corp. .........................       66,900       1,886,580
                                                                   ------------
                                                                   $  8,539,563
                                                                   ------------
MEDICAL SUPPLIES - 4.9%
Quinton Cardiology Systems Inc.* .................      272,200    $  1,660,148
Regeneration Technologies Inc.* ..................      330,500       2,644,000
Tektronix Inc.* ..................................      141,300       2,321,559
Teradyne Inc.* ...................................      268,800       2,580,480
Wright Medical Group Inc.* .......................      128,100       2,437,743
                                                                   ------------
                                                                   $ 11,643,930
                                                                   ------------
RETAILERS - 4.2%
Cost Plus Inc.* ..................................      103,800    $  2,787,030
J.C. Penny Company Inc. ..........................      167,000       2,658,640
Radio Shack ......................................      101,700       2,040,102
The Guitar Center Inc.* ..........................       37,000         694,860
Williams-Sonoma Inc.* ............................       73,600       1,739,168
                                                                   ------------
                                                                   $  9,919,800
                                                                   ------------
COMPUTER SOFTWARE & PROCESSING - 4.0%
Aspen Technology Inc.* ...........................      395,200    $  1,185,600
Borland Software Corp.* ..........................      108,500         845,215
Macromedia Inc.* .................................      226,500       1,750,845
Network Associates Inc.* .........................      233,600       2,483,168
Precise Software Solutions* ......................      185,800       1,701,928
THQ Inc.* ........................................       77,000       1,601,600
                                                                   ------------
                                                                   $  9,568,356
                                                                   ------------
INSURANCE - 3.7%
Converium Holding - ADR* .........................       88,700    $  1,907,050
Philadelphia Consolidated Holding* ...............       78,900       2,327,550
Phoenix Companies Inc. ...........................      167,900       2,286,798
RenaissanceRe Holdings Ltd. ......................       60,300       2,278,737
                                                                   ------------
                                                                   $  8,800,135
                                                                   ------------
FINANCIAL SERVICES - 3.4%
Countrywide Credit Industries Inc. ...............       76,600    $  3,611,690
Legg Mason Inc. ..................................       41,500       1,766,240
The Corporate Executive Board Company* ...........       90,500       2,583,775
                                                                   ------------
                                                                   $  7,961,705
                                                                   ------------

================================================================================
                                                                      MARKET
COMMON STOCKS - 92.1% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
MEDIA - BROADCASTING & PUBLISHING - 3.2%
A.H. Belo Corp. ..................................       63,700    $  1,393,756
Charter Communications Inc.* .....................       28,300          52,638
Entravision Communications - Class A* ............      171,200       2,268,400
Meredith Corp. ...................................       63,100       2,716,455
Readers Digest Association Inc. - Class A ........       71,300       1,115,845
                                                                   ------------
                                                                   $  7,547,094
                                                                   ------------
APPAREL RETAILERS - 2.9%
American Eagle Outfitters Inc.* ..................      128,500    $  1,549,710
Ann Taylor* ......................................      124,000       2,855,720
The Talbots Inc. .................................       86,900       2,433,200
                                                                   ------------
                                                                   $  6,838,630
                                                                   ------------
COMPUTERS & INFORMATION - 2.5%
Maxtor Corp.* ....................................      465,100    $  1,213,911
Symbol Technologies Inc. .........................      339,300       2,602,431
Unisys Corp.* ....................................      309,600       2,167,200
                                                                   ------------
                                                                   $  5,983,542
                                                                   ------------
PHARMACEUTICALS - 2.4%
Celgene Corp.* ...................................      175,900    $  2,962,156
CV Therapeutics Inc.* ............................      130,000       2,718,300
                                                                   ------------
                                                                   $  5,680,456
                                                                   ------------
WASTE DISPOSAL - 2.3%
Republic Services Inc.* ..........................      144,600    $  2,718,480
Waste Connections Inc.* ..........................       80,700       2,807,553
                                                                   ------------
                                                                   $  5,526,033
                                                                   ------------
HEALTH CARE STAFFING - 2.1%
Cross Country Inc.* ..............................      139,700    $  1,955,800
Pediatrix Medical Group Inc.* ....................       98,700       3,058,713
                                                                   ------------
                                                                   $  5,014,513
                                                                   ------------
RESTAURANTS - 1.8%
CEC Entertainment Inc.* ..........................       62,000    $  2,114,820
P.F. Chang's China Bistro Inc.* ..................       72,900       2,116,287
                                                                   ------------
                                                                   $  4,231,107
                                                                   ------------
ELECTRICAL EQUIPMENT - 1.5%
Wilson Greatbatch Technologies* ..................      128,000    $  3,558,400
                                                                   ------------
AIRLINES - 1.5%
Atlantic Coast Airlines Holdings Inc.* ...........       88,800    $    821,400
ExpressJet Holdings Inc.* ........................       99,300         913,560
Skywest Inc. .....................................      135,800       1,778,980
                                                                   ------------
                                                                   $  3,513,940
                                                                   ------------
COMMUNICATIONS - 1.4%
Advanced Fibre Communication* ....................      179,600    $  2,383,292
Agere Systems Inc. - Class A* ....................      948,800       1,043,680
                                                                   ------------
                                                                   $  3,426,972
                                                                   ------------
BEVERAGES, FOOD & TOBACCO - 1.4%
Hain Celestial Group Inc.* .......................      228,000    $  3,340,200
                                                                   ------------

================================================================================
                                                                      MARKET
COMMON STOCKS - 92.1% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
DATA PROCESSING SERVICES- 1.3%
NDCHealth Corp. ..................................      201,900    $  3,139,545
                                                                   ------------
AEROSPACE & DEFENSE - 1.3%
Teledyne Technologies Inc.* ......................      169,200    $  3,072,672
                                                                   ------------
CHEMICALS - 1.1%
Agrium Inc. ......................................      295,400    $  2,702,910
                                                                   ------------
COSMETICS & TOILETRIES - 1.1%
Estee Lauder Companies - Class A .................       90,000    $  2,586,600
                                                                   ------------
ENTERTAINMENT & LEISURE - 1.0%
Metro-Goldwyn-Mayer Inc.* ........................      205,300    $  2,453,335
                                                                   ------------
LODGING - 0.9%
Extended Stay America* ...........................      164,600    $  2,090,420
                                                                   ------------
COAL - 0.7%
Arch Coal Inc. ...................................      103,200    $  1,707,960
                                                                   ------------
METALS - 0.7%
AK Steel Holding Corp.* ..........................      213,000    $  1,557,030
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 92.1% (Cost $282,052,321)             $218,305,510
                                                                   ------------

OTHER ASSETS IN EXCESS OF LIABILITIES- 7.9% ......                   18,737,389
                                                                   ------------

NET ASSETS - 100.0% ..............................                 $237,042,899
                                                                   ============

*    Non-income producing security

ADR - American Depository Receipt

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
================================================================================
                                                                       MARKET
COMMON STOCKS - 99.6%                                    SHARES        VALUE
--------------------------------------------------------------------------------
TECHNOLOGY - 22.4%
Analog Devices, Inc.* ............................       90,000    $  1,773,000
Applied Materials, Inc.* .........................      156,400       1,806,420
Broadcom Corp. - Class A* ........................       99,500       1,062,660
Cisco Systems, Inc.* .............................      234,000       2,452,320
EMC Corp.* .......................................      266,500       1,217,905
Intel Corp. ......................................      145,000       2,014,050
Microsoft  Corp.* ................................       62,000       2,708,780
Novellus Systems, Inc.* ..........................       80,000       1,664,800
Oracle Corp.* ....................................      317,000       2,491,620
Peoplesoft, Inc.* ................................      112,000       1,385,440
Sun Microsystems, Inc.* ..........................      303,500         786,065
Symantec Corp.* ..................................       58,000       1,952,860
Texas Instruments, Inc. ..........................      120,800       1,784,216
VERITAS Software Corp.* ..........................      107,525       1,581,693
                                                                   ------------
                                                                   $ 24,681,829
                                                                   ------------
HEALTH - 20.4%
Amgen, Inc.* .....................................       60,200    $  2,510,340
Biomet, Inc. .....................................      140,000       3,728,200
Biovail Corp.* ...................................      103,800       2,562,822
Genentech, Inc.* .................................       88,100       2,874,703
Genzyme Corp.* ...................................       68,000       1,401,480
Health Management Associates, Inc. - Class A* ....      200,000       4,044,000
IDEC Pharmaceuticals Corp.* ......................       85,000       3,529,200
MedImmune, Inc.* .................................       87,000       1,815,690
                                                                   ------------
                                                                   $ 22,466,435
                                                                   ------------
RETAIL - 13.7%
Brinker International, Inc.* .....................       42,000    $  1,087,800
Chico's FAS, Inc.* ...............................      165,000       2,628,450
Home Depot, Inc. .................................      102,000       2,662,200
Michaels Stores, Inc.* ...........................       70,000       3,199,000
Target Corp. .....................................      100,000       2,952,000
Walgreen Co. .....................................       82,000       2,522,320
                                                                   ------------
                                                                   $ 15,051,770
                                                                   ------------
FINANCIAL SERVICES - 10.4%
Citigroup, Inc. ..................................       80,333    $  2,381,884
Goldman Sachs Group, Inc. ........................       45,000       2,971,350
Merrill Lynch & Co., Inc. ........................       74,000       2,438,300
Wells Fargo & Co. ................................       75,000       3,612,000
                                                                   ------------
                                                                   $ 11,403,534
                                                                   ------------
MEDICAL DEVICES - 8.2%
Applera Corp. - Applied Biosystems Group .........       63,000    $  1,152,900
Invitrogen Corp.* ................................       80,765       2,751,664
Millipore Corp.* .................................       77,000       2,447,830
Waters Corp.* ....................................      108,000       2,619,000
                                                                   ------------
                                                                   $  8,971,394
                                                                   ------------

================================================================================
                                                                      MARKET
COMMON STOCKS - 99.6% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
TRANSPORTATION - 8.1%
Expeditors International of Washington, Inc. .....      105,000    $  2,933,700
FedEx Corp. ......................................       90,000       4,506,300
Swift Transportation Co., Inc.* ..................       95,000       1,482,000
                                                                   ------------
                                                                   $  8,922,000
                                                                   ------------
AEROSPACE & DEFENSE - 6.8%
General Dynamics Corp. ...........................       17,000    $  1,382,610
L-3 Communications Holdings, Inc.* ...............       54,000       2,845,800
Lockheed Martin Corp .............................       51,000       3,298,170
                                                                   ------------
                                                                   $  7,526,580
                                                                   ------------
BUSINESS SERVICES - 2.6%
Fiserv, Inc.* ....................................      100,000    $  2,808,000
                                                                   ------------
CHEMICAL SPECIALTY - 2.5%
International Flavors & Fragrances, Inc. .........       85,000    $  2,707,250
                                                                   ------------
OIL & GAS - 2.0%
Smith International, Inc.* .......................       76,000    $  2,227,560
                                                                   ------------
MEDIA - 1.8%
E.W. Scripps Co. .................................       28,100    $  1,947,330
                                                                   ------------
COMMUNICATIONS - 0.7%
Brocade Communications Systems, Inc.* ............      108,000    $    813,240
                                                                   ------------

TOTAL COMMON STOCKS ..............................                 $109,526,922
                                                                   ------------

--------------------------------------------------------------------------------
                                                        MARKET       PRINCIPAL
                                                        AMOUNT         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.9%
FHLB Discount Note, 10/01/02 .....................    1,045,000    $  1,045,000
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.5% (Cost $180,477,890)            $110,571,922

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5%) ...                     (536,404)
                                                                   ------------

NET ASSETS - 100.0% ..............................                 $110,035,518
                                                                   ============

*    Non-income producing security

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS - 98.5%                                    SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH - 24.6%
Amgen* ...........................................       26,700    $  1,113,390
Cardinal Health, Inc. ............................       23,100       1,436,820
Caremark Rx, Inc. * ..............................       55,700         946,900
Johnson & Johnson ................................       19,300       1,043,744
Laboratory Corp. of America Holdings* ............       15,600         526,968
Medtronic, Inc. ..................................       32,100       1,352,052
Pfizer, Inc. .....................................       45,900       1,332,018
Tenet Healthcare Corp.* ..........................       13,800         683,100
UnitedHealth Group, Inc. .........................        9,100         793,702
                                                                   ------------
                                                                   $  9,228,694
                                                                   ------------
TECHNOLOGY - 20.2%
Affliated Computer Services, Inc. - Class A* .....       13,700    $    582,935
Analog Devices, Inc.* ............................       34,900         687,530
Cisco Systems, Inc.* .............................      105,000       1,100,400
Dell Computer Corp.* .............................       32,000         752,640
Intel Corp. ......................................       44,100         612,549
Intuit, Inc.* ....................................        8,800         400,664
Microsoft Corp.* .................................       31,400       1,371,866
SunGard Data Systems, Inc.* ......................       50,500         982,225
The BISYS Group, Inc.* ...........................       38,900         650,019
VERITAS Software Corp.* ..........................       30,400         447,184
                                                                   ------------
                                                                   $  7,588,012
                                                                   ------------
CONSUMER, CYCLICAL - 18.2%
Bed Bath & Beyond, Inc.* .........................       30,000    $    977,100
Darden Restaurants, Inc. .........................       24,000         581,760
Harley-Davidson, Inc. ............................       20,500         952,225
Kohl's Corp.* ....................................        9,900         602,019
Lowe's Companies, Inc. ...........................       26,700       1,105,380
Univision Communications, Inc. - Class A* ........        9,150         208,620
Viacom, Inc. - Class A* ..........................       29,800       1,208,390
Wal-Mart Stores, Inc. ............................       24,300       1,196,532
                                                                   ------------
                                                                   $  6,832,026
                                                                   ------------
FINANCIAL SERVICES - 13.1%
Freddie Mac ......................................       24,000    $  1,341,600
Fifth Third Bancorp ..............................       10,100         618,423
Goldman Sachs Group, Inc. ........................       14,700         970,641
SEI Investments Company ..........................       32,400         773,712
SLM Corp. ........................................       13,000       1,210,820
                                                                   ------------
                                                                   $  4,915,196
                                                                   ------------
CONSUMER, NON-CYCLICAL - 12.2%
Apollo Group, Inc.* ..............................       23,100    $  1,005,497
Colgate-Palmolive Co. ............................       20,000       1,079,000
PepsiCo, Inc. ....................................       15,300         565,335
Procter & Gamble Co. .............................        7,300         652,474
Walgreen Co. .....................................       41,200       1,267,312
                                                                   ------------
                                                                   $  4,569,618
                                                                   ------------

================================================================================
                                                                      MARKET
COMMON STOCKS - 98.5% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
CAPITAL GOODS - 7.1%
3M Co. ...........................................        5,900    $    648,823
Concord EFS, Inc.* ...............................       44,100         700,308
General Electric Co. .............................       54,000       1,331,100
                                                                   ------------
                                                                   $  2,680,231
                                                                   ------------
OIL & GAS - 3.1%
BJ Services Co.* .................................       28,900    $    751,400
Weatherford International Ltd.* ..................       11,300         419,682
                                                                   ------------
                                                                   $  1,171,082
                                                                   ------------

TOTAL COMMON STOCKS ..............................                 $ 36,984,859
                                                                   ------------

--------------------------------------------------------------------------------
                                                       PRINCIPAL      MARKET
                                                        AMOUNT         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%
FHLB Discount Note, 10/01/02 .....................      235,000    $    235,000
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 99.1%
(Cost $48,364,778) ...............................                 $ 37,219,859

OTHER ASSETS IN EXCESS OF LIABILITES - 0.9% ......                      337,221
                                                                   ------------

NET ASSETS - 100.0% ..............................                 $ 37,557,080
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

ENHANCED 30 FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS - 98.8%                                    SHARES        VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 18.0%
Cisco Systems, Inc.* .............................       18,300    $    191,784
Computer Sciences Corp.* .........................        6,700         186,193
Hewlett-Packard Co. ..............................       20,000         233,400
Intel Corp. ......................................       17,500         243,075
International Business Machines Corp. (IBM) ......        3,400         198,526
Microsoft Corp.* .................................        5,600         244,665
                                                                   ------------
                                                                   $  1,297,643
                                                                   ------------
INDUSTRIAL - 15.8%
3M Co. ...........................................        2,400    $    263,928
Boeing Co. .......................................        7,200         245,736
General Electric Co. .............................        9,300         229,245
Honeywell International, Inc. ....................        7,900         171,114
United Technologies Corp. ........................        4,200         237,258
                                                                   ------------
                                                                   $  1,147,281
                                                                   ------------
CONSUMER STAPLES - 14.6%
Coca-Cola Co. ....................................        6,000    $    287,760
Kimberly-Clark Corp. .............................        5,000         283,200
Philip Morris Companies, Inc. ....................        6,100         236,680
Procter & Gamble Co. .............................        2,800         250,264
                                                                   ------------
                                                                   $  1,057,904
                                                                   ------------
FINANCIAL SERVICES - 14.6%
American Express Co. .............................        8,600    $    268,148
Bank of America Corp. ............................        4,300         274,340
Citigroup, Inc. ..................................        9,116         270,289
Equity Office Properties Trust ...................        9,400         242,708
Travelers Property Casualty Corp. - Class A* .....            1              13
Travelers Property Casualty Corp. - Class B* .....            1              10
                                                                   ------------
                                                                   $  1,055,508
                                                                   ------------
CONSUMER DISCRETIONARY - 13.0%
Home Depot, Inc. .................................        8,600    $    224,460
McDonald's Corp. .................................       10,800         190,728
The Walt Disney Co. ..............................       17,700         267,978
Wal-Mart Stores, Inc. ............................        5,200         256,048
                                                                   ------------
                                                                   $    939,214
                                                                   ------------
HEALTH - 11.0%
Cardinal Health, Inc. ............................        4,300    $    267,460
Johnson & Johnson ................................        5,000         270,400
Merck & Co., Inc. ................................        5,700         260,547
                                                                   ------------
                                                                   $    798,407
                                                                   ------------
ENERGY - 3.3%
Exxon Mobil Corp. ................................        7,600    $    242,440
                                                                   ------------
MATERIALS - 3.3%
Du Pont (E.I.) DE Nemours ........................        6,700    $    241,669
                                                                   ------------

================================================================================
                                                                      MARKET
COMMON STOCKS - 98.8% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.3%
SBC Communications, Inc. .........................       11,800    $    237,180
                                                                   ------------
UTILITIES - 1.9%
El Paso Corp. ....................................       16,800    $    138,936
                                                                   ------------

TOTAL COMMON STOCKS ..............................                 $  7,156,182
                                                                   ------------
CASH EQUIVALENTS - 4.5%
Fifth Third U.S. Treasury Money Market Fund ......      323,503    $    323,503
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 103.3%  (Cost $10,468,369)            $  7,479,685

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3%) ...                     (237,254)
                                                                   ------------

NET ASSETS - 100.0% ..............................                 $  7,242,431
                                                                   ============

*    Non-income producing security

See accompanying notes to financial statements.

VALUE PLUS FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)
================================================================================
                                                                      MARKET
COMMON STOCKS - 94.8%                                    SHARES        VALUE
--------------------------------------------------------------------------------
BANKING - 9.4%
Bank of America ..................................       30,025    $  1,915,594
Charter One Financial ............................       50,116       1,489,448
Citigroup ........................................       27,082         802,981
JP Morgan Chase ..................................       32,150         610,529
U.S. Bancorp .....................................       30,100         559,258
                                                                   ------------
                                                                   $  5,377,809
                                                                   ------------
OIL & GAS - 8.6%
ChevronTexaco ....................................       17,750    $  1,229,187
ConocoPhillips ...................................       32,458       1,500,858
Exxon Mobil ......................................       41,813       1,333,834
Transocean Sedco Forex ...........................       41,617         865,634
                                                                   ------------
                                                                   $  4,929,513
                                                                   ------------
COMPUTERS & INFORMATION - 5.9%
Hewlett-Packard ..................................      133,150    $  1,553,860
International Business Machines ..................        9,325         544,487
Lexmark International Group, Class A* ............       28,000       1,316,000
                                                                   ------------
                                                                   $  3,414,347
                                                                   ------------
FINANCIAL SERVICES - 5.6%
Freddie Mac ......................................       30,000    $  1,676,999
Fannie Mae .......................................        9,015         536,753
Lehman Brothers Holdings .........................       20,300         995,715
                                                                   ------------
                                                                   $  3,209,468
                                                                   ------------
BEVERAGES, FOOD & TOBACCO - 5.7%
Anheuser Busch ...................................       40,850    $  2,067,010
McDonald's .......................................       69,650       1,230,019
                                                                   ------------
                                                                   $  3,297,029
                                                                   ------------
HEALTH CARE PROVIDERS - 5.7%
Health Management Associates, Class A* ...........       64,100    $  1,296,102
Manor Care* ......................................       28,800         647,424
Wellpoint Health Networks* .......................       18,325       1,343,223
                                                                   ------------
                                                                   $  3,286,749
                                                                   ------------
PHARMACEUTICALS - 5.6%
Bristol-Myers Squibb .............................       53,750    $  1,279,250
Cardinal Health ..................................       24,060       1,496,532
Wyeth ............................................       14,830         471,594
                                                                   ------------
                                                                   $  3,247,376
                                                                   ------------
INSURANCE - 5.2%
ACE Limited ......................................       22,800    $    675,108
Chubb ............................................       20,950       1,148,689
Lincoln National .................................       39,000       1,191,450
                                                                   ------------
                                                                   $  3,015,247
                                                                   ------------

================================================================================
                                                                      MARKET
COMMON STOCKS - 94.8% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
ELECTRONICS - 4.5%
Analog Devices* ..................................       30,750    $    605,775
Flextronics International* .......................      133,400         930,064
Intel ............................................       42,650         592,409
LSI Logic* .......................................       73,750         468,313
                                                                   ------------
                                                                   $  2,596,561
                                                                   ------------
TELEPHONE SYSTEMS - 4.2%
Alltell ..........................................       18,900    $    758,457
Broadwing* .......................................      103,650         205,227
SBC Communications ...............................       34,975         702,998
Verizon Communications ...........................       28,675         786,842
                                                                   ------------
                                                                   $  2,453,524
                                                                   ------------
MEDICAL SUPPLIES - 4.1%
Baxter International .............................       33,250    $  1,015,788
Guidant* .........................................       41,550       1,342,480
                                                                   ------------
                                                                   $  2,358,268
                                                                   ------------
RETAILERS - 3.8%
CVS ..............................................       56,500    $  1,432,275
Federated Department Stores* .....................       25,425         748,512
                                                                   ------------
                                                                   $  2,180,787
                                                                   ------------
HEAVY MACHINERY - 3.5%
Caterpiller ......................................       20,800    $    774,176
Ingersoll-Rand ...................................       36,920       1,271,525
                                                                   ------------
                                                                   $  2,045,701
                                                                   ------------
FOREST PRODUCTS & PAPER - 3.5%
Kimberly-Clark ...................................       35,725    $  2,023,464
                                                                   ------------
ELECTRIC UTILITIES - 3.2%
Cinergy ..........................................       19,300    $    606,599
Dominion Resources ...............................       24,950       1,265,714
                                                                   ------------
                                                                   $  1,872,313
                                                                   ------------
INDUSTRIAL - DIVERSIFIED - 3.2%
General Electric .................................       38,600    $    951,490
Tyco International ...............................       64,600         910,860
                                                                   ------------
                                                                   $  1,862,350
                                                                   ------------
BUILDING PRODUCTS - 2.4%
Masco ............................................       72,000    $  1,407,600
                                                                   ------------
CHEMICALS - 2.4%
Du Pont (E.I.) DE Nemours ........................       38,300    $  1,381,481
                                                                   ------------
AUTOMOTIVE - 2.2%
Magna International, Class A .....................       22,100    $  1,245,998
                                                                   ------------
METALS - 1.9%
Alcoa ............................................       57,900    $  1,117,470
                                                                   ------------

================================================================================
                                                                      MARKET
COMMON STOCKS - 94.8% (CONTINUED)                        SHARES        VALUE
--------------------------------------------------------------------------------
MEDIA - BROADCASTING & PUBLISHING - 1.9%
AOL Time Warner* .................................       91,650    $  1,072,305
                                                                   ------------
ADVERTISING - 1.3%
Interpublic Group of Companies ...................       45,700    $    724,345
                                                                   ------------
AEROSPACE & DEFENSE - 1.0%
Honeywell International ..........................       27,000    $    584,820
                                                                   ------------

TOTAL INVESTMENTS AT VALUE- 94.8%  (Cost $75,375,831)              $ 54,704,525

OTHER ASSETS IN EXCESS OF LIABILITIES- 5.2% ......                    3,028,616
                                                                   ------------

NET ASSETS - 100.0% ..............................                 $ 57,733,141
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

TOUCHSTONE
FAMILY OF FUNDS


DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstonefunds.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

Member Western & Southern Financial Group


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